UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02538

Touchstone Investment Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2013

Annual Report

Touchstone Investment Trust

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

Table of Contents

Page
Letter from the President	3
Management's Discussion of Fund Performance (Unaudited)	4 - 9
Tabular Presentation of Portfolios of Investments (Unaudited)	10
Portfolio of Investments:
Touchstone Core Bond Fund	11
Touchstone High Yield Fund	20
Touchstone Institutional Money Market Fund	25
Touchstone Money Market Fund	30
Statements of Assets and Liabilities	35 - 36
Statements of Operations	37
Statements of Changes in Net Assets	38 - 39
Statements of Changes in Net Assets-Capital Stock Activity	40 - 43
Financial Highlights	44 - 49
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	64
Other Items (Unaudited)	65 - 67
Management of the Trust (Unaudited)	68 - 70
Privacy Protection Policy	71

2

Letter from the President

Dear Shareholder:

We are pleased to provide you with the Touchstone Investment Trust Annual Report. Inside is key financial information, in addition to manager commentaries, for the period ended September 30, 2013.

Investors faced monetary policy changes by the U.S. Federal Reserve Board (Fed) during the previous 12 months. As the period began, a third round of quantitative easing (QE3) was underway as the Fed reaffirmed efforts to keep interest rates at historically low levels for the foreseeable future. Ensuing events, including the outcome of the U.S. Presidential election, U.S. debt ceiling negotiations (the “fiscal cliff”), the budget sequester, and a looming government shutdown at the end of the period, kept investors’ attention. Near the close of the period, Fed officials discussed the prospects for tapering the QE3 program, before a string of economic events curtailed their intentions.

The performance of the bond market (represented by the Barclays U.S. Aggregate Bond Index) reflected the slow economic recovery in the U.S. and abroad during the period. Non-investment-grade high yield sectors of the bond market (represented by the BofA Merrill Lynch High Yield Cash Pay Index) advanced, as investors adapted to a “risk-on” environment. Money market investors continued to face near-record low yields.

In light of the uncertainty over Fed policy, investors should consider maintaining a diversified investment portfolio to address market volatility. We remain committed to helping investors achieve their financial goals by providing access to a distinctive selection of institutional asset managers recognized and respected for proficiency in their specific area of expertise.

Touchstone appreciates your continued support. As always, thank you for including Touchstone as part of your investment plan.

Sincerely,

Jill McGruder

President

Touchstone Investment Trust

3

Management's Discussion of Fund Performance (Unaudited)

Touchstone Core Bond Fund

Sub-Advised by Fort Washington Investment Advisors, Inc.

Investment Philosophy

The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.

Fund Performance

The Touchstone Core Bond Fund (Class A Shares) outperformed its benchmark the Barclays U.S. Aggregate Bond Index for the 12-month period ended September 30, 2013. The Fund’s total return was -0.85 percent (excluding the maximum sales charge), while the benchmark’s total return was -1.68 percent.

Market Environment

The period was characterized by rising interest rates and tighter risk premiums on non-U.S. Treasury sectors. Overall economic growth was modest, with inflation (e.g., Food and Energy) also modest. U.S. Federal Reserve Board (Fed) policy was the main driver of volatility for both interest rates and risk premiums during the period. The Fed surprised the market in the spring of 2013, indicating it was preparing to begin tapering bond purchases if the economy continued to strengthen. U.S. Treasury yields increased in subsequent months as the market priced in tapering and also drew forward the date of the first Fed Funds rate increase. Risk premiums widened in this period, as outflows from the fixed income asset class pressured non-U.S. Treasury sectors more than U.S. Treasuries, causing broad-based underperformance of these sectors. In the third quarter of 2013, the Fed again surprised the market by deciding to delay tapering its quantitative easing program. U.S. Treasury yields fell and risk premiums tightened given the signal that the Fed would be more accommodative than the market had previously assumed. Expectations that short-term interest rates would be increased now have shifted into 2015.

For the 12-month period, non-U.S. Treasury sectors outperformed U.S. Treasuries. Agency Mortgage Backed Securities (MBS) marginally outperformed, as this sector was directly impacted by the Fed’s asset purchase program and discussions of tapering caused performance of this sector to be weaker relative to other sectors. Other investment grade sectors, such as Commercial Mortgage Backed Securities (CMBS) and corporate bonds exhibited relatively stable spreads over the entire period and outperformed U.S. Treasuries. High yield corporate bonds were the best performing sector of the market and outperformed U.S. Treasuries.

Portfolio Review

U.S. Treasury yields rose during the 12-month period, led by the intermediate- and long-term maturity part of the curve. Yields on short-term maturity U.S. Treasuries increased as well, but by a smaller degree. The Fund was underweight longer-term maturities for much of the period. The Fund’s interest rate risk during the period was managed actively, but in general, was defensively positioned as interest rates rose. By the end of the period, the Fund’s duration was positioned generally neutral relative to the benchmark. The Fund’s defensive positioning contributed to performance.

Although there was interim volatility, the Fund was generally overweight non-U.S. Treasury sectors and the weightings to these sectors gradually increased during the period, reflecting greater confidence in the economy and Fed policy. The Fund was overweight high yield and CMBS for the entire period, which contributed to

4

Management's Discussion of Fund Performance (Unaudited) (Continued)

performance. The Fund’s weight to Treasury Inflation Protected Securities (TIPS) was actively managed during the period and did not have a significant impact on performance.

Outlook

The ongoing improvement in the U.S. economy and continued accommodative monetary policy provide the greatest opportunity for the Fund going forward. These factors are a solid backdrop for non-U.S. government related sectors such as corporate bonds (investment grade and high yield).

A significant concern going forward is the evolution of Fed policy considering the pace of economic growth, inflation rates, and financial conditions. Recently, the Fed has been challenged to effectively communicate the path of this policy. This has generated, and will likely continue to generate, significant volatility and uncertainty such that the strength and durability of the economic recovery is threatened. These uncertainties could create an environment where non-U.S. Treasury sectors perform poorly relative to U.S. Treasury securities.

Even though interest rates have risen, they still remain historically low. Returns in fixed income will continue to be challenging over the near and medium terms. The return of the Fund will largely be connected to the yield of the Fund over the next several quarters.

Given our outlook, we anticipate that short-term interest rates will remain relatively low, but long-term interest rates are at risk of rising if the economy gains strength in 2014. Fiscal policy headwinds should fade over the next year within the private sector, led by housing and autos, continuing to drive growth in the U.S. However, headwinds remain from slow global growth. Gross domestic product (GDP) growth should remain modest in the near term and inflation subdued. Inflation shows little sign of accelerating given the considerable slack that still remains in the labor market.

5

Management's Discussion of Fund Performance (Unaudited) (Continued)

Comparison of the Change in Value of a $10,000 Investment in the
Touchstone Core Bond Fund Class A*and the Barclays U.S. Aggregate Bond Index

*	The chart above represents performance for Class A shares only, which will vary from the performance of Class C shares, Class Y shares and Institutional Class shares based on the differences in loads and fees paid by shareholders in the different classes. Class A and Class C shares commenced operations on October 3, 1994 and Class Y and Institutional Class shares commenced operations on April 12, 2012. Class Y shares and Institutional shares performance was calculated using the historical performance of Class A shares for the periods prior to April 12, 2012. The returns have been restated for sales charges and for fees applicable to Class C, Class Y and Institutional Class shares.

** The average annual total returns shown above are adjusted for maximum applicable sales charges.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance.

Note to Chart

The Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.

6

Management's Discussion of Fund Performance (Unaudited)

Touchstone High Yield Fund

Sub-Advised by Fort Washington Investment Advisors, Inc.

Investment Philosophy

The Touchstone High Yield Fund seeks high current income and capital appreciation by primarily investing in non-investment grade securities. The Fund emphasizes the higher-quality segment of the high yield market. It utilizes a research process designed to maximize risk-adjusted returns by avoiding lower-rated securities.

Fund Performance

The Touchstone High Yield Fund (Class A Shares) underperformed its benchmark the BofA Merrill Lynch High Yield Cash Pay Index for the 12-month period ended September 30, 2013. The Fund’s total return was 4.68 percent (excluding the maximum sales charge), while the benchmark’s total return was 7.08 percent.

Market Environment

Risky assets generated exceptional returns for the period as a result of continued quantitative easing by the U.S. Federal Reserve Board (Fed) in the face of tepid economic growth. Early in the period, U.S. economic growth stalled due to an increase in payroll taxes and higher income taxes for the wealthy, as well as the impact of sequestration in curbing federal spending. Collectively, these events pared overall growth by about 1.5 percent. The economy gained traction in the latter part of the period as the impact of “fiscal drag” lessened.

Consumer spending rebounded, as auto sales were strong, but retail spending was soft. Housing continued to recover, but starts slowed from the first half pace, and the outlook became uncertain owing to the rise in mortgage rates during the spring-summer part of the period. For their part, businesses were cautious in hiring and expanding plant and equipment, although orders for capital goods improved. Corporate profits continued to be solid, but growth slowed considerably over the prior fiscal year.

One clear positive point was that conditions abroad improved. Global manufacturing activity picked up considerably. This partly reflected the emergence of Europe from recession, as well as improved conditions in Japan, China and the Pacific Rim.

Portfolio Review

Performance of the high yield bond market in general, and the outperformance of lower quality issues specifically, reflected attractive valuations, desire for income, appetite for risk and favorable default prospects. CCC-rated issuers outperformed BB-rated issuers during the period. Given the higher quality bias of the Fund, performance lagged the broad benchmark. Additionally, the Fund suffered from poor security selection, partly due to longer duration.

As for sector allocation, Fund weights had a negative impact on performance during the period. Fund performance benefitted from an overweight allocation to the Paper and Food & Drug Retail sectors. Fund performance was negatively impacted by an overweight to Midstream Energy, but that was more than offset by the positive impact of security selection discussed below. Additionally, the Fund’s underweight allocation to Banks &Thrifts sector detracted from returns with lower quality issuers driving benchmark performance.

With respect to security selection, the Fund was negatively impacted by poor performance within the Information Technology, Banks & Thrifts, and Telecommunication Services sectors during the period. Within Information Technology, the performance of Kemet Corp., a manufacturer of capacitors, detracted as a result of reduced cash flow and continued capital expenditures. A lack of exposure to RBS Group and Lloyd’s, two weak foreign banks that traded well in the low quality market, hampered returns within Banks & Thrifts. Additionally, long

7

Management's Discussion of Fund Performance (Unaudited) (Continued)

duration holdings of Ally Financial underperformed. Finally, Exide Technologies, a manufacturer of batteries, detracted from fund performance following its June 2013 bankruptcy filing.

Conversely, the Fund had positive security selection within the Midstream Energy, Utilities, and Food, Beverage & Tobacco sectors during the period. Within Utilities, a lack of exposure to Texas Utilities, a domestic energy provider, contributed to performance. Holdings of InterGen Services, Inc., a global power producer that benefitted from firming power markets, also contributed. Within Midstream Energy, an overweight position in the bonds of Copano Energy LLC contributed to performance after being acquired by Kinder Morgan Inc.

The largest sector shift occurred within Energy where holdings increased significantly. Improved valuations and commodity pricing offered opportunities, much of which was facilitated via new issues. We also increased Fund exposure to Autos & Auto Parts in order to take advantage of anticipated strong new builds from the original equipment manufacturers.

We reduced exposure within Telecommunication Services sector. While we continue to like the prospects of wireless telecommunications, we are increasingly concerned about the slowing fundamentals in wireline telecommunications.

We reduced Fund exposure to a variety of issuers with potential for significant downside and with little opportunity for upside. We were successful in avoiding some specific poor credit performance, but the Fund’s reinvestment into higher quality securities lagged the broad market as a result of increased interest rate sensitivity and lack of volatility. The Fund’s portfolio became longer in duration than in the prior year as a result of the rather abrupt increase in interest rates in April and May 2013.

The Fund’s core holdings experienced modest turnover. We reduced exposure to Windstream Holdings Inc. due to the aforementioned concerns surrounding wireline telecommunications. Within cable, we increased exposure to Clear Channel Communications, Inc. and Cequel Communications Inc., while reducing exposure to CVC Holdings Inc.

Outlook

Regarding Fund weights, we are contemplating an increase in Energy sector exposure. Energy underperformed at the close of the period and we believe fundamentals are improving. As discussed earlier, we are also considering a reduction in wireline telecommunications exposure, to be replaced with wireless telecommunications exposure.

While we expect rates to eventually increase, we think this will be a 2014 event. An earlier increase in rates would negatively impact the market and the Fund’s portfolio. A continued low quality rally also creates challenges. We see a limited upside, but a very accommodative environment for defaults going-forward.

We continue to believe the U.S. economy will post stronger growth next year, mainly because the effects of “fiscal drag” will further diminish. But we are less certain it will attain an overall growth rate of 3 percent, which many observers would view as a sign the economy is normalizing. Looming risks around the deliberations over the federal debt ceiling and the 2014 budget make our expected outcome highly uncertain at this time.

8

Management's Discussion of Fund Performance (Unaudited) (Continued)

Comparison of the Change in Value of a $10,000 Investment in the

 Touchstone High Yield Fund Class A*and the BofA Merrill Lynch High Yield Cash Pay Index

*	The chart above represents performance for Class A shares only, which will vary from the performance of Class C shares, Class Y shares and Institutional Class shares based on the differences in loads and fees paid by shareholders in the different classes. Class A, Class C, Class Y and Institutional shares commenced operations on May 1, 2000, May 23, 2000, February 1, 2007 and January 27, 2012, respectively. Class C, Class Y and Institutional shares performance was calculated using the historical performance of Class A shares for the periods prior to May 23, 2000, February 1, 2007 and January 27, 2012, respectively. The returns have been restated for sales charges and for fees applicable to Class C, Class Y and Institutional Class shares.

** The average annual total returns shown above are adjusted for maximum applicable sales charges.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance.

Note to Chart

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investing in an index is not possible.

9

Tabular Presentation of Portfolios of Investments

September 30, 2013

The illustrations below provide each Fund’s portfolio allocation and/or credit quality allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Core Bond Fund

Credit Quality#* (% of Investment Securities)

AAA/Aaa	39.1%
AA/Aa	4.5
A/A	11.6
BBB/Baa	16.6
BB/Ba	10.5
B/B	6.5
CCC	1.9
CC	0.8
NR	8.5
Total	100.0%

Touchstone High Yield Fund

Credit Quality#* (% of Investment Securities)

BBB/Baa	6.5%
BB/Ba	36.6
B/B	52.6
CCC	4.3
Total	100.0%

Touchstone Institutional Money Market Fund

Credit Quality# (% of Investment Securities)

A-1/P-1/MIG1/SP1	95.6%
P-2, A-2 lower	1.2
FW1(NR)**	3.2
Total	100.0%
Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	51.6%
U.S. Government Agency
Securities	18.3
Corporate Bonds	14.8
Repurchase Agreement	5.6
Municipal Bonds	5.2
Commercial Paper	2.6
Certificates of Deposit	2.3
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%

Touchstone Money Market Fund

Credit Quality# (% of Investment Securities)

A-1/P-1/MIG1/SP1	95.8%
P-2, A-2 lower	1.2
FW1(NR)**	3.0
Total	100.0%
Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	56.9%
U.S. Government Agency
Securities	18.6
Corporate Bonds	13.3
Municipal Bonds	5.7
Commercial Paper	4.2
Certificates of Deposit	1.7
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%

#	Unaudited.

*	Composite of Standard and Poors, Moody's and Fitch ratings.

**	Equivalent to Standard and Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Advisors, Inc.

10

Portfolio of Investments

Touchstone Core Bond Fund – September 30, 2013

Principal		Market
Amount		Value
	Corporate Bonds— 40.6%
	Financials — 11.3%
$11,000	Aircastle Ltd., 6.250%, 12/1/19	$11,632
151,000	Ally Financial, Inc., 8.000%, 11/1/31	167,988
480,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	495,329
285,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	306,099
452,000	Bank of America NA, 5.300%, 3/15/17	498,150
186,000	Barclays Bank PLC, 144a,
	6.860%, 9/29/49(A)	189,720
620,000	Berkshire Hathaway, Inc.,
	1.550%, 2/9/18	614,062
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	318,557
300,000	CIT Group, Inc., 5.000%, 5/15/17	315,375
34,000	CIT Group, Inc., 5.000%, 8/15/22	33,235
500,000	Citigroup, Inc., 3.375%, 3/1/23	475,784
44,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	46,640
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	882,997
900,000	General Electric Capital Corp.,
	6.250%, 12/15/49(A)	909,000
605,000	General Electric Capital Corp. MTN,
	4.625%, 1/7/21	649,192
440,000	General Motors Financial Co., Inc.,
	144a, 4.250%, 5/15/23	402,050
310,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	307,802
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	452,832
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	198,697
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	189,073
9,000	International Lease Finance Corp.,
	4.625%, 4/15/21	8,332
24,000	International Lease Finance Corp.,
	5.875%, 8/15/22	23,640
208,000	JPMorgan Chase & Co.,
	4.400%, 7/22/20	220,176
465,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	533,969
125,000	KeyCorp MTN, 5.100%, 3/24/21	137,646
250,000	Liberty Mutual Group, Inc., 144a,
	7.800%, 3/15/37	270,000
26,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	38,350
40,000	MetLife, Inc., 10.750%, 8/1/39	58,800
440,000	Morgan Stanley, 3.750%, 2/25/23	424,175
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	259,004
46,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	46,575
53,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	55,782
43,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	46,225
143,000	PHH Corp., 7.375%, 9/1/19	150,150
500,000	PNC Bank NA, 2.700%, 11/1/22	455,669
192,000	Protective Life Corp., 7.375%, 10/15/19	232,151
170,000	Santander Holdings USA, Inc.,
	4.625%, 4/19/16	180,129
915,000	Simon Property Group LP,
	4.125%, 12/1/21	951,826
57,000	SLM Corp. MTN, 5.500%, 1/15/19	56,445
75,000	SLM Corp. MTN, 6.250%, 1/25/16	79,875
133,000	SunTrust Bank, 7.250%, 3/15/18	158,768
465,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	575,462
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	324,414
		12,751,777
	Energy — 6.9%
13,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	12,220
35,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	35,700
67,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	67,670
7,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	6,772
52,000	Bill Barrett Corp., 7.000%, 10/15/22	50,310
18,000	Bill Barrett Corp., 7.625%, 10/1/19	18,360
505,000	Canadian Natural Resources Ltd.,
	6.250%, 3/15/38	562,727
16,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	16,960
33,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	35,970
46,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	49,450
7,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	7,560
20,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	22,650
29,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	31,320
890,000	CNOOC Finance 2012 Ltd., 144a,
	3.875%, 5/2/22	867,610
10,000	CONSOL Energy, Inc., 8.000%, 4/1/17	10,625
10,000	CONSOL Energy, Inc., 8.250%, 4/1/20	10,725
53,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	55,650
735,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	787,142
57,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	58,852
225,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	253,207
229,000	Enbridge Energy Partners LP,
	9.875%, 3/1/19	300,126

11

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 40.6% (Continued)
	Energy — (Continued)
$250,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	$262,362
62,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	65,642
111,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	116,411
75,000	Forest Oil Corp., 7.250%, 6/15/19	75,000
83,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	81,340
5,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	5,338
34,000	Gibson Energy, Inc., 144a,
	6.750%, 7/15/21	35,105
33,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	35,310
118,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	127,440
43,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	41,172
54,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	53,460
112,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	115,780
28,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	28,070
18,000	MEG Energy Corp., 144a,
	6.375%, 1/30/23	17,640
160,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	161,200
65,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	66,790
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	224,647
241,000	Newfield Exploration Co.,
	6.875%, 2/1/20	253,050
64,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	67,520
96,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	93,600
55,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	59,125
53,000	Peabody Energy Corp.,
	6.000%, 11/15/18	52,868
500,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	502,292
430,000	Phillips 66, 4.300%, 4/1/22	438,367
61,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	65,880
210,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	247,898
280,000	Plains Exploration & Production Co.,
	6.750%, 2/1/22	299,681
60,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	64,350
20,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	21,500
30,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	144a, 4.500%, 11/1/23	27,150
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	14,960
78,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	76,342
8,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	7,920
240,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	254,400
39,000	SemGroup LP, 144a, 7.500%, 6/15/21	39,780
47,000	SESI LLC, 7.125%, 12/15/21	51,348
56,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 4.250%, 11/15/23	50,680
118,250	Tengizchevoil Finance Co. SARL, 144a,
	6.124%, 11/15/14	120,615
142,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	145,905
		7,729,544
	Consumer Discretionary — 5.4%
20,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	20,800
57,000	AMC Networks, Inc., 7.750%, 7/15/21	63,412
42,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	43,260
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	433,974
28,000	AutoNation, Inc., 5.500%, 2/1/20	29,155
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	316,054
88,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	81,400
3,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	2,835
4,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	4,060
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	25,375
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	39,174
85,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	86,700
27,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	27,540
66,000	Cogeco Cable, Inc., 144a,
	4.875%, 5/1/20	63,030
200,000	Comcast Corp., 4.650%, 7/15/42	190,187
114,000	Delphi Corp., 5.000%, 2/15/23	117,705
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	221,018

12

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 40.6% (Continued)
	Consumer Discretionary — (Continued)
$33,000	DISH DBS Corp., 4.250%, 4/1/18	$33,041
73,000	DISH DBS Corp., 5.875%, 7/15/22	71,905
20,000	DISH DBS Corp., 7.875%, 9/1/19	22,800
39,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21	39,682
52,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	59,670
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	257,581
10,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	10,300
70,000	International Game Technology,
	5.500%, 6/15/20	72,704
30,000	Jarden Corp., 6.125%, 11/15/22	31,088
220,000	Lear Corp., 144a, 4.750%, 1/15/23	204,050
12,000	Libbey Glass, Inc., 6.875%, 5/15/20	12,780
76,000	LKQ Corp., 144a, 4.750%, 5/15/23	70,490
60,000	Ltd. Brands, Inc., 5.625%, 2/15/22	61,500
40,000	Ltd. Brands, Inc., 6.950%, 3/1/33	39,100
66,000	Meritage Homes Corp.,
	7.150%, 4/15/20	71,280
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	181,511
210,000	News America, Inc., 6.900%, 3/1/19	252,834
3,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	2,939
26,000	PulteGroup, Inc., 6.375%, 5/15/33	23,205
4,000	PulteGroup, Inc., 7.875%, 6/15/32	4,040
187,000	Quebecor Media, Inc., 5.750%, 1/15/23	176,248
75,000	QVC, Inc., 5.125%, 7/2/22	73,739
30,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 8.250%, 2/15/21	30,225
20,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	19,400
29,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	29,942
247,000	Sabre, Inc., 144a, 8.500%, 5/15/19	267,069
80,000	Service Corp. International/US,
	8.000%, 11/15/21	90,800
6,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	5,700
108,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	107,190
46,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	43,010
22,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	21,230
24,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	24,210
200,000	Sonic Automotive, Inc.,
	5.000%, 5/15/23	183,000
200,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	212,000
72,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	73,980
18,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	19,260
13,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	14,202
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,020
22,000	Tenneco, Inc., 7.750%, 8/15/18	23,650
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	415,529
6,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	6,540
35,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	35,175
330,000	Viacom, Inc., 6.250%, 4/30/16	368,520
9,000	Virgin Media Secured Finance PLC,
	144a, 5.375%, 4/15/21	8,775
36,000	Visteon Corp., 6.750%, 4/15/19	38,250
505,000	Walt Disney Co. (The) MTN,
	3.700%, 12/1/42	433,714
		6,022,557
	Materials — 3.7%
44,000	AK Steel Corp., 7.625%, 5/15/20†	36,960
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	37,620
26,000	ArcelorMittal, 5.750%, 8/5/20	26,650
51,000	ArcelorMittal, 7.500%, 10/15/39	48,322
275,000	Barrick Gold Corp., 3.850%, 4/1/22	243,208
69,000	Barrick Gold Corp., 4.100%, 5/1/23	60,761
42,000	Cascades, Inc., 7.750%, 12/15/17	43,890
38,000	Cascades, Inc., 7.875%, 1/15/20	40,090
530,000	Domtar Corp., 10.750%, 6/1/17	665,288
72,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	72,000
885,000	Freeport-McMoRan Copper & Gold,
	Inc., 144a, 3.875%, 3/15/23	815,929
8,000	HudBay Minerals, Inc., 9.500%, 10/1/20	8,020
33,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	32,258
30,000	Koppers, Inc., 7.875%, 12/1/19	32,475
150,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	162,562
10,000	Novelis, Inc., 8.375%, 12/15/17	10,725
347,000	PolyOne Corp., 144a, 5.250%, 3/15/23	327,915
500,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	496,974
226,000	Southern Copper Corp.,
	5.375%, 4/16/20	242,007
39,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	42,412
12,000	Texas Industries, Inc., 9.250%, 8/15/20	13,200
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	67,322
39,000	Vulcan Materials Co., 7.500%, 6/15/21	43,485

13

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 40.6% (Continued)
	Materials — (Continued)
$260,000	Xstrata Finance Canada Ltd., 144a,
	3.600%, 1/15/17	$268,785
280,000	Xstrata Finance Canada Ltd., 144a,
	5.800%, 11/15/16	305,877
		4,144,735
	Utilities — 3.2%
45,000	AES Corp., 8.000%, 10/15/17	51,750
874,000	Alabama Power Capital Trust V,
	3.374%, 10/1/42(A)	844,546
27,000	Calpine Corp., 144a, 7.500%, 2/15/21	28,688
23,000	Calpine Corp., 144a, 7.875%, 7/31/20	24,782
135,000	Calpine Corp., 144a, 7.875%, 1/15/23	142,088
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	362,926
175,000	CMS Energy Corp., 8.750%, 6/15/19	224,808
575,000	Dominion Resources, Inc.,
	5.950%, 6/15/35	640,922
242,000	InterGen NV, 144a, 7.000%, 6/30/23	242,000
82,978	Kiowa Power Partners LLC, 144a,
	4.811%, 12/30/13	83,283
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	133,170
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	227,250
400,000	NRG Energy, Inc., 6.625%, 3/15/23	392,000
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	209,204
18,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	18,270
		3,625,687
	Telecommunication Services — 2.7%
120,000	America Movil SAB DE CV,
	2.375%, 9/8/16	122,016
300,000	AT&T, Inc., 6.550%, 2/15/39	333,442
325,000	CenturyLink, Inc., 5.150%, 6/15/17	340,438
30,000	CenturyLink, Inc., 5.800%, 3/15/22	28,200
52,000	CenturyLink, Inc., 6.450%, 6/15/21	51,740
3,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	3,126
46,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	48,645
39,000	Crown Castle International Corp.,
	5.250%, 1/15/23	35,880
10,000	Frontier Communications Corp.,
	8.125%, 10/1/18	11,100
57,000	Frontier Communications Corp.,
	8.500%, 4/15/20	62,985
60,000	GCI, Inc., 8.625%, 11/15/19	62,850
178,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	190,015
28,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	28,140
23,000	Softbank Corp., 144a, 4.500%, 4/15/20	22,103
12,000	Sprint Capital Corp., 6.875%, 11/15/28	10,710
54,000	Sprint Capital Corp., 6.900%, 5/1/19	55,485
25,000	Sprint Capital Corp., 8.750%, 3/15/32	25,406
15,000	Sprint Nextel Corp., 6.000%, 11/15/22	13,800
62,000	Sprint Nextel Corp., 8.375%, 8/15/17	70,060
130,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	139,750
56,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	65,660
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	213,166
6,000	T-Mobile USA, Inc., 144a,
	5.250%, 9/1/18	6,105
247,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	269,230
10,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	10,600
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	296,618
10,000	Videotron Ltd., 5.000%, 7/15/22	9,500
200,000	West Corp., 7.875%, 1/15/19	215,500
45,000	West Corp., 8.625%, 10/1/18	48,938
32,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	33,120
233,000	Windstream Corp., 7.875%, 11/1/17	259,795
		3,084,123
	Industrials — 2.3%
101,000	ACCO Brands Corp., 6.750%, 4/30/20	101,126
250,000	Air Lease Corp., 5.625%, 4/1/17	266,250
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,340
60,000	B/E Aerospace, Inc., 5.250%, 4/1/22	59,550
38,000	Belden, Inc., 144a, 5.500%, 9/1/22	36,670
39,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	39,000
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	207,214
10,000	BWAY Holding Co., 10.000%, 6/15/18	10,900
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	56,295
280,000	Cenveo Corp., 8.875%, 2/1/18	278,600
7,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	7,840
25,227	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	26,677
158,000	Con-way, Inc., 6.700%, 5/1/34	158,481
22,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	21,010
19,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	20,805
23,000	Griffon Corp., 7.125%, 4/1/18	24,380
20,000	Huntington Ingalls Industries, Inc.,
	7.125%, 3/15/21	21,550
80,000	Hutchison Whampoa International
	09/19 Ltd., 144a, 5.750%, 9/11/19	89,622
47,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	49,350

14

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 40.6% (Continued)
	Industrials — (Continued)
$25,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	$28,375
66,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	66,742
13,000	Nielsen Co. Luxembourg SARL (The),
	144a, 5.500%, 10/1/21	13,016
32,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	30,800
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	404,036
370,000	Republic Services, Inc., 3.550%, 6/1/22	361,151
2,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	2,209
15,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	15,112
6,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	6,300
27,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	29,092
100,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	108,750
		2,582,243
	Consumer Staples — 1.9%
21,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	21,210
66,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	72,930
16,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	15,800
15,000	Del Monte Corp., 7.625%, 2/15/19	15,562
56,000	Ingles Markets, Inc., 144a,
	5.750%, 6/15/23	54,040
88,000	Ingredion, Inc., 4.625%, 11/1/20	93,210
67,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	67,335
15,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	15,788
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	629,598
500,000	Kroger Co. (The), 5.000%, 4/15/42	480,043
60,000	Post Holdings, Inc., 7.375%, 2/15/22	63,075
47,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	49,409
73,000	Smithfield Foods, Inc., 6.625%, 8/15/22	75,281
50,000	Sun Merger Sub, Inc., 144a,
	5.250%, 8/1/18	51,250
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	443,483
		2,148,014
	Information Technology — 1.7%
65,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	65,081
325,000	Apple, Inc., 1.000%, 5/3/18	313,058
50,000	Equinix, Inc., 7.000%, 7/15/21	53,250
221,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	224,204
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,288
92,000	Kemet Corp., 10.500%, 5/1/18	81,880
870,000	Oracle Corp., 3.875%, 7/15/20	925,327
57,000	Seagate HDD Cayman, 6.875%, 5/1/20	62,415
44,000	Seagate HDD Cayman, 144a,
	4.750%, 6/1/23	42,350
22,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	20,460
50,000	ViaSat, Inc., 6.875%, 6/15/20	51,875
94,000	Western Union Co. (The),
	5.253%, 4/1/20	99,755
		1,944,943
	Health Care — 1.5%
22,000	Accellent, Inc., 8.375%, 2/1/17	22,908
49,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	49,490
60,000	HCA, Inc., 5.875%, 3/15/22	61,650
192,000	HCA, Inc., 5.875%, 5/1/23	188,640
71,000	HCA, Inc., 6.500%, 2/15/20	76,946
280,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	306,775
19,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	20,235
325,000	Medtronic, Inc., 4.450%, 3/15/20	355,893
37,000	Omnicare, Inc., 7.750%, 6/1/20	40,538
60,000	Res-Care, Inc., 10.750%, 1/15/19	67,050
171,000	Select Medical Corp., 144a,
	6.375%, 6/1/21	162,022
110,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	103,125
13,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	13,292
64,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	66,080
70,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	72,800
80,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	85,600
		1,693,044
	Total Corporate Bonds	$45,726,667
	U.S. Government Mortgage-Backed
	Obligations — 24.2%
112,253	FHLMC, Pool #1B3366,
	5.455%, 3/1/37(A)	119,351
272,259	FHLMC, Pool #1H1348,
	3.470%, 10/1/36(A)	290,407
1,018,249	FHLMC, Pool #1Q0339,
	2.832%, 4/1/37(A)	1,089,071
60,600	FHLMC, Pool #A12886, 5.000%, 8/1/33	65,706
68,643	FHLMC, Pool #A13842, 6.000%, 9/1/33	74,892
32,170	FHLMC, Pool #A21415, 5.000%, 5/1/34	34,892
84,062	FHLMC, Pool #A35682, 5.000%, 7/1/35	90,916

15

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	U.S. Government Mortgage-Backed
	Obligations — 24.2% (Continued)
$36,505	FHLMC, Pool #A36523, 5.000%, 8/1/35	$39,278
305,035	FHLMC, Pool #A46590, 5.000%, 8/1/35	331,019
101,720	FHLMC, Pool #A56988, 5.500%, 2/1/37	110,000
414,206	FHLMC, Pool #A96485, 4.500%, 1/1/41	442,292
1,382,123	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,487,480
44,277	FHLMC, Pool #C62740, 7.000%, 1/1/32	50,178
26,221	FHLMC, Pool #C71972, 6.500%, 9/1/32	29,005
48,553	FHLMC, Pool #C72254, 6.500%, 7/1/32	54,832
185,433	FHLMC, Pool #C90986, 7.000%, 6/1/26	208,442
79,981	FHLMC, Pool #G02184, 5.000%, 4/1/36	86,336
1,036,800	FHLMC, Pool #G05733,
	5.000%, 11/1/39	1,126,563
610,358	FHLMC, Pool #J13584,
	3.500%, 11/1/25	643,286
252,206	FNMA, Pool #255628, 5.500%, 2/1/25	277,193
73,324	FNMA, Pool #432269, 6.500%, 8/1/28	81,040
15,539	FNMA, Pool #496848, 6.500%, 6/1/29	17,174
9,783	FNMA, Pool #535290, 8.000%, 5/1/30	11,517
30,816	FNMA, Pool #540040, 7.500%, 6/1/28	32,219
35,939	FNMA, Pool #561741, 7.500%, 1/1/31	41,760
11,709	FNMA, Pool #569874, 8.000%, 2/1/31	12,653
14,600	FNMA, Pool #575501, 6.000%, 5/1/17	15,278
82,647	FNMA, Pool #596500, 6.500%, 7/1/16	86,384
31,685	FNMA, Pool #626811, 6.500%, 6/1/17	33,496
122,644	FNMA, Pool #640291, 7.000%, 8/1/32	138,156
42,104	FNMA, Pool #644869, 7.000%, 6/1/32	44,537
65,177	FNMA, Pool #653301, 6.500%, 7/1/32	72,035
139,143	FNMA, Pool #653502, 6.500%, 7/1/32	154,649
128,458	FNMA, Pool #670402, 6.500%, 6/1/32	145,374
40,302	FNMA, Pool #690208, 6.500%, 3/1/33	44,542
100,507	FNMA, Pool #704460, 6.000%, 5/1/18	105,885
12,271	FNMA, Pool #725906,
	2.383%, 8/1/34(A)	13,063
820,940	FNMA, Pool #745257, 6.000%, 1/1/36	901,406
5,661	FNMA, Pool #745974,
	5.274%, 10/1/36(A)	6,098
289,535	FNMA, Pool #810049, 5.500%, 3/1/35	315,702
544,825	FNMA, Pool #819297, 6.000%, 9/1/35	601,415
175,582	FNMA, Pool #889060, 6.000%, 1/1/38	192,223
364,670	FNMA, Pool #889061, 6.000%, 1/1/38	403,619
127,827	FNMA, Pool #893003, 7.000%, 9/1/36	145,840
74,750	FNMA, Pool #895657, 6.500%, 8/1/36	80,845
649,493	FNMA, Pool #905049, 5.500%, 11/1/36	721,062
1,013,492	FNMA, Pool #908944, 5.500%, 1/1/37	1,120,791
1,113,669	FNMA, Pool #928553, 5.500%, 8/1/37	1,237,232
65,429	FNMA, Pool #995220, 6.000%, 11/1/23	71,701
752,121	FNMA, Pool #AA3467, 4.500%, 4/1/39	807,891
1,175,833	FNMA, Pool #AA4584, 4.500%, 4/1/39	1,263,044
201,531	FNMA, Pool #AB1800, 4.000%, 11/1/40	211,957
962,066	FNMA, Pool #AB2452, 4.000%, 3/1/26	1,028,355
227,681	FNMA, Pool #AB5989, 2.500%, 8/1/27	229,304
336,713	FNMA, Pool #AD3775, 4.500%, 3/1/25	360,510
401,755	FNMA, Pool #AD6193, 5.000%, 6/1/40	435,635
738,662	FNMA, Pool #AE0996, 4.000%, 2/1/41	777,044
494,125	FNMA, Pool #AE1568, 4.000%, 9/1/40	518,583
1,368,997	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,475,431
331,705	FNMA, Pool #AE5441, 5.000%, 10/1/40	361,954
826,271	FNMA, Pool #AH1135, 5.000%, 1/1/41	906,661
1,212,381	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,283,196
632,326	FNMA, Pool #AH3671, 4.000%, 2/1/26	677,270
1,019,077	FNMA, Pool #AH6622, 4.000%, 3/1/41	1,076,771
73,371	FNMA, Pool #AI0805, 4.500%, 7/1/41	78,502
1,484,107	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,561,006
427,931	FNMA, Pool #AL0211, 5.000%, 4/1/41	467,984
4,873	GNMA, Pool #434792, 8.000%, 7/15/30	5,504
94,886	GNMA, Pool #5305, 4.000%, 2/20/42	100,625
28,061	GNMA, Pool #748495, 4.000%, 8/15/40	29,738
35,868	GNMA, Pool #8503, 1.750%, 9/20/24(A)	37,285
	Total U.S. Government
	Mortgage-Backed Obligations	$27,193,085
	U.S. Treasury Obligations — 11.1%
700,000	U.S. Treasury Bond, 2.875%, 5/15/43	594,125
2,100,000	U.S. Treasury Bond, 3.125%, 2/15/43	1,881,470
4,085,000	U.S. Treasury Note, 2.500%, 8/15/23	4,043,513
5,940,000	United States Treasury Inflation
	Indexed Bonds, 0.375%, 7/15/23	5,931,593
	Total U.S. Treasury Obligations	$12,450,701
	Asset-Backed Securities — 6.2%
1,500,000	1st Financial Bank USA, Ser 2010-D,
	Class A, 144a, 3.720%, 6/17/19	1,511,175
13,178	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class A2,
	1.190%, 8/8/15	13,180
3,754	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	6.710%, 2/25/33(B)	3,752
1,147,326	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	1,219,773
481,964	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	343,136
126	Equivantage Home Equity Loan Trust,
	Ser 1996-3, Class A3,
	7.700%, 9/25/27	126
309,792	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(B)	327,731
600,000	First Frankin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	475,247
138,112	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	153,952
2,043,826	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,191,310
749,664	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(B)	777,660
9,321	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	9,564
	Total Asset-Backed Securities	$7,026,606

16

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Commercial Mortgage-Backed Securities — 5.4%
$310,796	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.896%, 5/10/45(A)	$312,841
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	449,819
403,935	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.743%, 4/10/49(A)	428,270
495,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	502,691
300,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	307,969
204,391	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.457%, 11/10/45(A)	208,554
950,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2005-C1, Class
	A4, 4.619%, 5/10/43	976,737
240,254	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	244,270
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	296,356
1,675,000	Morgan Stanley Capital I Trust, Ser
	2003-IQ6, Class C, 144a,
	5.469%, 12/15/41(A)	1,703,838
150,000	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(A)	153,643
188,809	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	191,597
306,114	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	323,220
	Total Commercial
	Mortgage-Backed Securities	$6,099,805
	Non-Agency Collateralized Mortgage
	Obligations — 5.3%
7,247	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.830%, 3/25/35(A)	6,603
935,355	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	960,395
105,587	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	104,613
221,670	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	224,828
597,578	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	596,088
256,816	HomeBanc Mortgage Trust, Ser
	2004-1, Class 2M2,
	1.904%, 8/25/29(A)	52,526
209,758	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.661%, 2/25/35(A)	209,139
1,218,571	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 3A2,
	2.554%, 4/25/35(A)	1,205,758
673,998	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	4.025%, 4/25/35(A)	670,671
116,012	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.519%, 6/25/36(A)	100,869
113,466	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	116,457
71,150	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	72,398
311,234	PHH Mortgage Capital LLC, Ser
	2008-CIM2, Class 5A1,
	6.000%, 7/25/38	322,610
335,234	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	270,715
30,693	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	30,700
102,473	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.588%, 1/25/36(A)	96,651
150,186	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	146,001
331,562	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	309,007
267,037	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	224,550
230,115	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	231,156
	Total Non-Agency Collateralized
	Mortgage Obligations	$5,951,735

17

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Sovereign Government Obligations — 1.4%
$730,000	Corp. Andina de Fomento, 4.375%,
	6/15/22	$727,230
890,000	Province of Ontario Canada, 2.450%,
	6/29/22	833,803
	Total Sovereign Government
	Obligations	$1,561,033
	Municipal Bonds — 1.4%

	California—0.2%
215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	240,316
	Georgia—0.2%
205,000	Muni Elec Authority of GA, Build
	America Bonds, 6.655%, 4/1/57	208,487
	Ohio—0.7%
850,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	798,201
	Pennsylvania—0.3%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	273,845
	Total Municipal Bonds	$1,520,849
Shares
	Preferred Stocks — 1.3%
	Financials—0.6%
2,750	Ally Financial, Inc., 0.046%	68,695
22,133	Public Storage, 0.037%	504,411
4,794	Realty Income Corp., 0.014%	116,159
		689,265
	Utilities—0.7%
8,125	Southern California Edison Co.,
	0.006%(A)	823,164
	Total Preferred Stocks	$1,512,429

Principal
Amount
	Agency Collateralized Mortgage
	Obligations — 0.7%
$328,720	FNMA, Ser 2004-W15, Class 2AF,
	0.429%, 8/25/44(A)	325,503
376,518	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	390,802
20,844	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	22,148
	Total Agency Collateralized
	Mortgage Obligations	$738,453

Shares
	Investment Funds — 1.9%
38,418	Invesco Government & Agency
	Portfolio, Institutional Class**	38,418
2,106,583	Touchstone Institutional Money
	Market Fund^	2,106,583
	Total Investment Funds	$2,145,001
	Total Investment Securities —99.5%
	(Cost $110,268,666)	$111,926,364

	Other Assets in
	Excess of Liabilities — 0.5%	594,886
	Net Assets — 100.0%	$112,521,250

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2013.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at September 30, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market valueofthesecuritiesonloanasofSeptember30,2013was $36,464.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded. TheFundreceivesprincipalandinterest payments directly from these trusts.

18

Touchstone Core Bond Fund (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities were valued at $13,638,021 or 12.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$45,726,667	$—	$45,726,667
U.S. Government
Mortgage-Backed
Obligations	—	27,193,085	—	27,193,085
U.S. Treasury
Obligations	—	12,450,701	—	12,450,701
Asset-Backed
Securities	—	7,026,606	—	7,026,606
Commercial
Mortgage-Backed
Securities	—	6,099,805	—	6,099,805
Non-Agency
Collateralized
Mortgage
Obligations	—	5,951,735	—	5,951,735
Sovereign
Government
Obligations	—	1,561,033	—	1,561,033
Municipal Bonds	—	1,520,849	—	1,520,849
Preferred Stocks	1,512,429	—	—	1,512,429
Agency Collateralized
Mortgage
Obligations	—	738,453	—	738,453
Investment Funds	2,145,001	—	—	2,145,001

				$111,926,364

See accompanying Notes to Financial Statements.

19

Portfolio of Investments

Touchstone High Yield Fund – September 30, 2013

Principal		Market
Amount		Value
	Corporate Bonds— 98.1%
	Energy — 21.9%
$1,350,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	$1,269,000
929,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	954,548
494,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	464,360
747,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	761,940
658,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	671,160
806,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	814,060
1,750,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	1,693,125
600,000	Berry Petroleum Co., 6.750%, 11/1/20	610,500
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22	1,905,975
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,416,160
1,713,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	1,867,170
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	693,375
695,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	750,600
205,000	Chesapeake Energy Corp.,
	9.500%, 2/15/15	225,756
1,050,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,134,000
304,000	CONSOL Energy, Inc., 8.000%, 4/1/17	323,000
554,000	CONSOL Energy, Inc., 8.250%, 4/1/20	594,165
2,801,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	2,941,050
1,441,000	Denbury Resources, Inc.,
	4.625%, 7/15/23	1,318,515
2,494,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	2,575,055
1,349,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	1,428,254
2,479,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	2,599,851
808,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	855,470
2,218,000	Exterran Partners LP / EXLP Finance
	Corp., 144a, 6.000%, 4/1/21	2,151,460
1,478,000	Forest Oil Corp., 7.250%, 6/15/19	1,478,000
3,089,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	3,027,220
175,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	186,812
1,088,000	Gibson Energy, Inc., 144a,
	6.750%, 7/15/21	1,123,360
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,362,110
1,250,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	1,350,000
912,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	873,240
2,162,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	2,140,380
4,136,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	4,275,590
1,042,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	1,044,605
2,654,000	MEG Energy Corp., 144a,
	6.375%, 1/30/23	2,600,920
255,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	256,912
1,227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,260,788
854,000	Newfield Exploration Co.,
	5.625%, 7/1/24	826,245
896,000	Newfield Exploration Co.,
	6.875%, 2/1/20	940,800
1,348,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	1,422,140
484,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	471,900
2,152,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	2,313,400
1,207,000	Peabody Energy Corp.,
	6.000%, 11/15/18	1,203,982
1,849,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	1,996,920
1,474,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	1,297,120
750,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	734,062
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	299,970
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	2,308,680
1,308,000	SemGroup LP, 144a, 7.500%, 6/15/21	1,334,160
1,574,000	SESI LLC, 7.125%, 12/15/21	1,719,595
1,424,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	1,480,960
123,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 4.250%, 11/15/23	111,315
2,997,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	3,079,418
		72,539,153
	Consumer Discretionary — 19.3%
995,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	1,034,800
2,295,000	AMC Networks, Inc., 7.750%, 7/15/21	2,553,188

20

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 98.1% (Continued)
	Consumer Discretionary — (Continued)
$1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	$1,627,400
758,000	Asbury Automotive Group, Inc.,
	8.375%, 11/15/20	835,695
765,000	AutoNation, Inc., 5.500%, 2/1/20	796,556
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	557,500
832,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	769,600
291,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	274,995
870,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	883,050
1,151,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	1,168,265
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,093,689
330,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.250%, 3/15/21	316,800
3,623,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	3,695,460
585,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	596,700
623,000	Cogeco Cable, Inc., 144a,
	4.875%, 5/1/20	594,965
2,166,000	Delphi Corp., 5.000%, 2/15/23	2,236,395
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,246,020
339,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21	344,932
2,973,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,411,518
559,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	575,770
1,500,000	Jarden Corp., 7.500%, 1/15/20	1,625,625
440,000	Lamar Media Corp., 5.875%, 2/1/22	440,000
45,000	Lamar Media Corp., 7.875%, 4/15/18	48,038
1,406,000	Libbey Glass, Inc., 6.875%, 5/15/20	1,497,390
1,594,000	LKQ Corp., 144a, 4.750%, 5/15/23	1,478,435
2,692,000	Ltd. Brands, Inc., 5.625%, 2/15/22	2,759,300
1,000,000	Ltd. Brands, Inc., 7.600%, 7/15/37	1,003,750
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,391,120
1,201,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	1,176,980
1,282,000	PulteGroup, Inc., 6.375%, 5/15/33	1,144,185
236,000	PulteGroup, Inc., 7.875%, 6/15/32	238,360
1,321,000	Quebecor Media, Inc., 5.750%, 1/15/23	1,245,042
1,670,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,782,725
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 7.125%, 4/15/19	425,000
1,254,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	1,216,380
1,129,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	1,165,692
1,117,000	Sabre, Inc., 144a, 8.500%, 5/15/19	1,207,756
158,000	Service Corp. International/US,
	7.000%, 6/15/17	174,985
1,485,000	Service Corp. International/US,
	8.000%, 11/15/21	1,685,475
400,000	Service Corp. International/US, 144a,
	5.375%, 1/15/22	381,500
170,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	161,500
757,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	751,322
300,000	Sinclair Television Group, Inc., 144a,
	6.375%, 11/1/21	301,500
1,724,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	1,611,940
378,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	381,308
1,370,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	1,452,200
2,518,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	2,587,245
482,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	515,740
461,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	503,642
1,168,000	Tenneco, Inc., 6.875%, 12/15/20	1,267,280
862,000	Tenneco, Inc., 7.750%, 8/15/18	926,650
441,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	480,690
1,246,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	1,252,230
478,000	Valassis Communications, Inc.,
	6.625%, 2/1/21	472,025
328,000	Virgin Media Secured Finance PLC,
	144a, 5.375%, 4/15/21	319,800
2,929,000	Visteon Corp., 6.750%, 4/15/19	3,112,062
		63,798,170
	Telecommunication Services — 8.7%
300,000	CenturyLink, Inc., 5.800%, 3/15/22	282,000
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,428,820
345,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	359,490
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	742,365
1,003,000	Crown Castle International Corp.,
	5.250%, 1/15/23	922,760
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,787,100
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,751,425
1,250,000	GCI, Inc., 8.625%, 11/15/19	1,309,375

21

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 98.1% (Continued)
	Telecommunication Services — (Continued)
$1,238,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	$1,321,565
500,000	Intelsat Jackson Holdings SA,
	7.500%, 4/1/21	540,000
776,000	Intelsat Jackson Holdings SA, 144a,
	5.500%, 8/1/23	725,560
939,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	943,695
886,000	Softbank Corp., 144a, 4.500%, 4/15/20	851,446
646,000	Sprint Capital Corp., 6.875%, 11/15/28	576,555
500,000	Sprint Capital Corp., 6.900%, 5/1/19	513,750
948,000	Sprint Nextel Corp., 6.000%, 11/15/22	872,160
445,000	Sprint Nextel Corp., 8.375%, 8/15/17	502,850
2,000,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	2,150,000
2,012,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	2,359,070
120,000	T-Mobile USA, Inc., 144a,
	5.250%, 9/1/18	122,100
1,195,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	1,302,550
1,223,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	1,296,380
391,000	Videotron Ltd., 5.000%, 7/15/22	371,450
1,241,000	West Corp., 7.875%, 1/15/19	1,337,178
1,246,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	1,289,610
462,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	478,170
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,642,550
		28,779,974
	Industrials — 8.4%
968,000	ACCO Brands Corp., 6.750%, 4/30/20	969,210
1,216,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	1,288,960
90,000	Ardagh Packaging Finance PLC /
	Ardagh MP Holdings USA, Inc.,
	144a, 7.375%, 10/15/17	96,188
1,508,000	Belden, Inc., 144a, 5.500%, 9/1/22	1,455,220
1,674,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	1,674,000
303,000	Bombardier, Inc., 144a,
	7.750%, 3/15/20	342,390
902,000	BWAY Holding Co., 10.000%, 6/15/18	983,180
975,000	Calcipar SA, 144a, 6.875%, 5/1/18	1,016,438
2,812,000	Case New Holland, Inc.,
	7.875%, 12/1/17	3,268,950
596,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	667,520
1,567,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	1,437,722
885,551	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	936,470
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	844,220
994,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	1,088,430
310,000	Gibraltar Industries, Inc.,
	6.250%, 2/1/21	313,100
1,159,000	Griffon Corp., 7.125%, 4/1/18	1,228,540
296,000	Iron Mountain, Inc., 8.375%, 8/15/21	318,200
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	1,997,100
1,372,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	1,557,220
2,388,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	2,414,865
241,000	Nielsen Co. Luxembourg SARL (The),
	144a, 5.500%, 10/1/21	241,301
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	792,138
101,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	111,605
262,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	263,965
350,000	TransDigm, Inc., 5.500%, 10/15/20	343,000
221,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	232,050
1,053,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,134,608
768,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	835,200
		27,851,790
	Materials — 8.4%
1,737,000	AK Steel Corp., 7.625%, 5/15/20†	1,459,080
1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,723,205
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	447,072
1,295,000	ArcelorMittal, 5.750%, 8/5/20	1,327,375
1,388,000	ArcelorMittal, 7.500%, 10/15/39	1,315,130
2,500,000	Barrick Gold Corp., 4.100%, 5/1/23	2,201,495
2,173,000	Cascades, Inc., 7.875%, 1/15/20	2,292,515
2,572,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	2,572,000
2,378,000	HudBay Minerals, Inc., 9.500%, 10/1/20	2,383,945
1,263,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,234,582
1,408,000	Koppers, Inc., 7.875%, 12/1/19	1,524,160
968,000	LyondellBasell Industries N.V.,
	6.000%, 11/15/21	1,104,807
575,000	Novelis, Inc., 8.375%, 12/15/17	616,688
2,607,000	PolyOne Corp., 144a, 5.250%, 3/15/23	2,463,615
980,000	Steel Dynamics, Inc., 144a,
	5.250%, 4/15/23	923,650
853,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	927,638
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,575,200

22

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 98.1% (Continued)
	Materials — (Continued)
$275,000	United States Steel Corp.,
	7.375%, 4/1/20	$281,875
1,219,000	Vulcan Materials Co., 7.500%, 6/15/21	1,359,185
		27,733,217
	Financials — 7.8%
438,000	Aircastle Ltd., 6.250%, 12/1/19	463,185
4,274,000	Ally Financial, Inc., 8.000%, 11/1/31	4,754,825
1,802,000	Barclays Bank PLC, 144a,
	6.860%, 9/29/49(A)	1,838,040
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	2,781,965
464,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	491,840
233,000	International Lease Finance Corp.,
	4.625%, 4/15/21	215,706
2,014,000	International Lease Finance Corp.,
	5.875%, 8/15/22	1,983,790
1,400,000	Liberty Mutual Group, Inc., 144a,
	7.800%, 3/15/37	1,512,000
50,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	73,750
1,300,000	MetLife, Inc., 10.750%, 8/1/39	1,911,000
3,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	3,278,538
545,000	Omega Healthcare Investors, Inc.,
	5.875%, 3/15/24	545,000
795,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	854,625
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,087,500
339,000	PHH Corp., 6.375%, 8/15/21	327,982
2,747,000	PHH Corp., 7.375%, 9/1/19	2,884,350
750,000	SLM Corp. MTN, 5.500%, 1/15/19	742,694
		25,746,790
	Health Care — 7.7%
1,200,000	Accellent, Inc., 8.375%, 2/1/17	1,249,500
2,454,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,478,540
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	209,750
2,430,000	HCA, Inc., 5.875%, 3/15/22	2,496,825
589,000	HCA, Inc., 5.875%, 5/1/23	578,692
3,307,000	HCA, Inc., 6.500%, 2/15/20	3,583,961
2,639,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	2,891,354
903,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	961,695
878,000	Omnicare, Inc., 7.750%, 6/1/20	961,959
727,000	ResCare, Inc., 10.750%, 1/15/19	812,422
1,747,000	Select Medical Corp., 144a,
	6.375%, 6/1/21	1,655,282
1,428,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	1,338,750
270,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	276,075
2,374,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	2,451,155
19,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	19,760
3,413,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	3,651,910
		25,617,630
	Information Technology — 5.4%
1,395,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	1,396,744
321,000	Equinix, Inc., 4.875%, 4/1/20	311,370
962,000	Equinix, Inc., 5.375%, 4/1/23	909,090
1,150,000	Equinix, Inc., 7.000%, 7/15/21	1,224,750
3,681,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	3,734,374
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	258,030
3,506,000	Kemet Corp., 10.500%, 5/1/18	3,120,340
3,107,000	Seagate HDD Cayman, 6.875%, 5/1/20	3,402,165
383,000	Seagate HDD Cayman, 144a,
	4.750%, 6/1/23	368,638
819,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	761,670
2,293,000	ViaSat, Inc., 6.875%, 6/15/20	2,378,988
		17,866,159
	Consumer Staples — 5.4%
747,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	754,470
1,299,000	Barry Callebaut Services N.V., 144a,
	5.500%, 6/15/23	1,304,664
2,488,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	2,749,240
666,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	657,675
1,443,000	Del Monte Corp., 7.625%, 2/15/19	1,497,112
1,995,000	Ingles Markets, Inc., 144a,
	5.750%, 6/15/23	1,925,175
2,898,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	2,912,490
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	647,288
2,537,000	Post Holdings, Inc., 7.375%, 2/15/22	2,667,021
2,510,000	Smithfield Foods, Inc., 6.625%, 8/15/22	2,588,438
		17,703,573
	Utilities — 5.1%
380,000	AES Corp., 7.375%, 7/1/21	418,000
1,808,000	AES Corp., 8.000%, 10/15/17	2,079,200
2,450,000	Ameren Energy Generating Co.,
	7.000%, 4/15/18†	2,045,750
1,199,000	Calpine Corp., 144a, 7.500%, 2/15/21	1,273,938
461,000	Calpine Corp., 144a, 7.875%, 7/31/20	496,728
1,720,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,810,300
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	540,000
3,161,000	InterGen NV, 144a, 7.000%, 6/30/23	3,161,000

23

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 98.1% (Continued)
	Utilities — (Continued)
$2,182,000	NRG Energy, Inc., 7.875%, 5/15/21	$2,334,740
2,762,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	2,803,430
		16,963,086
	Total Corporate Bonds	$324,599,542

Shares
	Preferred Stocks — 0.3%

	Financials—0.3%
30,726	Ally Financial, Inc., 0.046%	767,535
8,730	Countrywide Capital V, 0.044%	220,171
	Total Preferred Stocks	$987,706
	Investment Funds — 1.1%
3,668,440	Invesco Government & Agency
	Portfolio, Institutional Class**	3,668,440
5	Touchstone Institutional Money
	Market Fund^	5
	Total Investment Funds	$3,668,445

	Total Investment Securities —99.5%
	(Cost $326,921,153)	$329,255,693
	Other Assets in
	Excess of Liabilities — 0.5%	1,556,803
	Net Assets — 100.0%	$330,812,496

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $3,469,782.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$324,599,542	$—	$324,599,542
Preferred
Stocks	987,706	—	—	987,706
Investment
Funds	3,668,445	—	—	3,668,445

				$329,255,693

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone Institutional Money Market Fund – September 30, 2013

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Corporate Bonds— 14.8%
$2,500,000	Nordea Bank AB 144a	1.750%	10/04/13	$2,500,299
8,895,000	International Business Machines Corp.	6.500	10/15/13	8,915,967
1,000,000	Wal-Mart Stores, Inc.	0.750	10/25/13	1,000,320
600,000	National Rural Utilities Cooperative Finance Corp.	1.125	11/01/13	600,360
1,200,000	Alabama Power Co.	5.800	11/15/13	1,207,989
2,000,000	Caterpillar, Inc.	7.000	12/15/13	2,027,089
1,900,000	XTO Energy, Inc.	5.750	12/15/13	1,921,289
3,756,000	Bank of Nova Scotia	2.375	12/17/13	3,772,078
3,732,000	Caterpillar Financial Services Corp. MTN	1.550	12/20/13	3,742,161
1,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	1,305,227
8,100,000	Royal Bank of Canada	1.125	01/15/14	8,119,989
6,000,000	JPMorgan Chase & Co. MTN(A)	1.065	01/24/14	6,014,409
6,900,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	6,937,082
500,000	UBS AG	2.250	01/28/14	503,030
1,350,000	Caterpillar Financial Services Corp. MTN	6.125	02/17/14	1,379,138
9,750,000	Toyota Motor Credit Corp. MTN(A)	0.262	02/24/14	9,750,000
5,117,000	National Rural Utilities Cooperative Finance Corp.	4.750	03/01/14	5,210,114
706,000	Wal-Mart Stores, Inc.	1.625	04/15/14	711,256
2,150,000	Bank of Montreal MTN	1.750	04/29/14	2,167,206
4,325,000	Credit Suisse	5.500	05/01/14	4,452,253
1,050,000	Northern Trust Corp.	4.625	05/01/14	1,076,555
2,525,000	General Electric Capital Corp.	5.900	05/13/14	2,611,357
2,611,000	Bank of New York Mellon Corp. (The) MTN	4.300	05/15/14	2,675,738
351,000	US BanCorp	4.200	05/15/14	359,477
1,300,000	Toronto-Dominion Bank (The)	1.375	07/14/14	1,310,885
1,400,000	Procter & Gamble Co. (The)	4.950	08/15/14	1,457,145
	Total Corporate Bonds			$81,728,413
	Municipal Bonds— 5.2%
425,000	North Carolina Medical Care Commission (Cape Fear VY Health Sys) Ser 2008 C Pre-refunded @ $100
5,400,000	American Muni Pwr, Inc. OH BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	5,400,772
500,000	Springboro OH BANS (Real Estate Acquisition) Ser 2012	1.250	10/24/13	500,188
1,400,000	Mason OH EDR (Al Neyer Inc Proj) UTGO	1.500	01/29/14	1,402,275
2,700,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	2,700,000
3,015,000	Miami Twp OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	3,024,350
3,900,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	3,904,999
3,600,000	Fishers Redev Auth Lease Rev BANS Ser 2013	0.750	04/12/14	3,600,000
1,750,000	Riverside OH Rev BANS Ser 2013	1.250	04/24/14	1,754,869
1,000,000	Manchester CT BANS UTGO Ser 2013	1.000	07/03/14	1,001,864
885,000	New Albany OH Txbl BANS Rev Notes Ser 2013	1.375	07/31/14	891,188
4,100,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	4,283,379
	Total Municipal Bonds			$28,888,884
	U.S. Government Agency Obligations— 18.3%
760,000	Federal Home Loan Banks	4.875	11/27/13	765,657
2,956,896	Overseas Private Investment Corp.(A)(B)	0.130	03/15/17	2,956,896
10,000,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/17	10,000,000
3,500,000	Overseas Private Investment Corp.(A)(B)	0.130	10/20/17	3,500,000
5,500,000	Overseas Private Investment Corp.(A)(B)	0.130	03/15/19	5,500,000
2,685,000	Overseas Private Investment Corp.(A)(B)	0.130	12/15/19	2,685,000
13,000,000	Overseas Private Investment Corp.(A)(B)	0.130	12/16/19	13,000,000

25

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	U.S. Government Agency Obligations — 18.3% (Continued)
$10,720,300	Overseas Private Investment Corp.(A)(B)	0.130%	01/15/21	$10,720,300
7,457,600	Overseas Private Investment Corp.(A)(B)	0.130	01/15/21	7,457,600
2,063,000	Overseas Private Investment Corp.(A)(B)	0.130	01/15/21	2,063,000
5,894,737	Overseas Private Investment Corp.(A)(B)	0.130	03/15/24	5,894,737
1,842,105	Overseas Private Investment Corp.(A)(B)	0.130	03/15/24	1,842,105
7,543,854	Overseas Private Investment Corp.(A)(B)	0.130	06/15/24	7,543,854
6,500,000	Overseas Private Investment Corp.(A)(B)	0.130	07/15/25	6,500,000
11,500,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	11,500,000
4,900,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	4,900,000
4,000,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	4,000,000
	Total U.S. Government Agency Obligations			$100,829,149
	Certificates of Deposit— 2.3%
6,300,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(A)	0.858	03/07/14	6,310,918
6,200,000	Canadian Imperial Bank of Commerce/New York NY(A)	0.275	03/21/14	6,200,000
	Total Certificates of Deposit			$12,510,918
	Commercial Paper— 2.6%
10,000,000	ADP	0.050	10/02/13	9,999,986
4,500,000	NSTAR Electric Co.	0.090	10/02/13	4,499,989
	Total Commercial Paper			$14,499,975
	Variable Rate Demand Notes(B) — 51.6%
30,000	Simba USA LLC Ser 2003	0.310	04/01/14	29,999
300,000	Burgess & Niple Ltd.	0.300	09/01/14	300,000
1,700,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 A	0.050	11/01/14	1,700,000
1,300,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 C	0.050	11/01/14	1,300,000
600,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 D	0.050	11/01/14	600,000
900,000	Douglas Co GA Dev Auth Pandosia LLC Ser 2007 B (LOC: Wells Fargo Bank NA)	0.240	12/01/14	900,000
710,000	Kenwood Lincoln-Mercury	0.180	05/01/15	710,000
325,000	New Belgium Brewing Co., Inc.	0.240	07/01/15	325,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank, FHLMC)	0.290	12/01/15	785,000
975,000	Kenwood Country Club	0.180	12/01/15	975,000
470,000	SC St Jobs-Econ DE Woodhead LLC Ser 2010 B (LOC: FHLB)	0.380	03/01/16	470,000
810,000	Jefferson Land Development Ltd. US Domestic Ser 1997	0.300	10/01/16	810,000
1,400,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.170	04/01/17	1,400,000
500,000	Upper IL River Vly Dev Auth Ser 2003 B (LOC: Lasalle Bank NA)	0.470	06/01/17	500,000
2,655,000	Team Rahal of Pittsburgh 144a	0.200	11/01/17	2,655,000
1,905,000	Yuengling Beer Co., Inc.	0.280	11/01/19	1,905,000
1,535,000	WA MO IDA Dev Pauwels Ser 1999 (LOC: HSBC Bank USA NA)	0.490	12/01/19	1,535,000
941,000	Hopewell Development Co.	0.200	03/01/20	941,000
3,940,000	Crystal Clinic	0.190	04/01/20	3,940,000
1,565,000	Secor Realty, Inc.	0.180	04/01/20	1,565,000
3,300,000	D.G.Y. Real Estate LP	0.260	05/01/20	3,300,000
1,360,000	Auburn ME Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.280	01/01/21	1,360,000
5,000,000	Chicago IL Midway Arpt Rev 2nd Lien Ser 2011 A 1 (LOC: Bank of Montreal)	0.100	01/01/21	5,000,000
1,110,000	QC Reprographics LLC	0.380	02/28/21	1,110,000
2,369,000	CHS Properties, Inc. Ser 2006	0.170	06/01/21	2,369,000
755,000	WA St HFC Brittany Pk Ser 1996 B (LIQ: FNMA)	0.220	11/01/21	755,000
2,760,000	Crozer-Keystone Health System	0.270	12/15/21	2,760,000
1,695,000	Progress Industrial Properties, Inc.	0.190	01/01/22	1,695,000
1,510,000	Odenton Baptist Church	0.340	07/01/22	1,510,000

26

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes(B) — 51.6% (Continued)
$3,700,000	Mason City Clinic PC	0.240%	09/01/22	$3,700,000
4,500,000	Penco Products, Inc. 144a	0.200	09/01/22	4,500,000
945,000	Taylor Station Surgical Center Ltd. US Domestic Ser 2002	0.200	12/01/22	945,000
1,884,900	Campus Research Corp. Ser A	0.190	06/01/23	1,884,900
960,000	Forest WI IDR (Baker Cheese Factory Proj) Ser 2003 (LOC: U.S. Bank NA)	0.270	09/01/23	960,000
5,870,000	Mountain Agency, Inc. (The)	0.320	12/01/23	5,870,000
1,000,000	Dayton Wheel Concepts, Inc.	0.180	05/01/24	1,000,000
3,260,000	First Church of Christ Christian, Inc. Ser 06-A	0.380	04/01/26	3,260,000
2,320,000	First Church of Christ Christian, Inc. Ser 06-B	0.380	04/01/26	2,320,000
1,155,000	Heart Property LLC Project	0.200	07/01/26	1,155,000
750,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.210	08/01/26	750,000
2,320,000	Miarko, Inc.	0.180	02/01/27	2,320,000
495,000	CA St Statewide CDA Oakmont Stockton C T Rmk Ser 1997 (LOC: FHLB)	0.290	05/01/27	495,000
6,615,000	Blue Hen Hotel LLC	0.190	09/01/27	6,615,000
3,200,000	Jungs Station Associates	0.220	09/01/27	3,200,000
3,135,000	Tarrant Co TX Indl Dev Corp. (Mortex Prods Inc Proj) Ser 1998 (LOC: JP Morgan Chase & Co)
1,965,000	LA Salle High School US Domestic Ser 2007	0.200	12/01/27	1,965,000
1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.180	07/01/28	1,650,000
13,360,000	Kansas City MO (Blue Ridge Mall) Ser 2005 (LOC: BMO Harris Bank NA)	0.160	11/01/28	13,360,000
1,700,000	Jacksonville FL Edl Facs Rev (Edward Waters College Proj) Ser 2004 (LOC: Wells Fargo Bank NA)
9,290,000	TP Racing LLLP	0.250	06/01/30	9,290,000
1,600,000	Montgomery Co PA Redev Auth Forge Gate Apts Ser 2001 A T1 (LIQ: FNMA)	0.180	08/15/31	1,600,000
2,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)
8,910,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.040	10/01/31	8,910,000
1,900,000	Sheboygan Falls WI Indl Rev Adj Dev, Inc. Project Ser 2007 B (LOC: U.S. Bank NA)	0.300	01/01/32	1,900,000
1,790,000	486 Lesser Street LLC	0.130	02/01/32	1,790,000
1,475,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2002 O (LOC: Great Western Bank)	0.190	09/01/32	1,475,000
705,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000 A-T (LIQ: FNMA)	0.220	09/15/32	705,000
100,000	OH St Air Quality Dev Auth Ref Poll Control Ser 2008 (LOC: Bank of Nova Scotia)	0.060	11/01/32	100,000
12,300,000	Andrew W Mellon Foundation Ser 2008	0.120	12/01/32	12,300,000
8,250,000	TMF Biofuels LLC	0.180	12/01/32	8,250,000
10,525,000	Lexington Financial Services LLC	0.180	01/01/33	10,525,000
2,660,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The)	0.180	05/01/33	2,660,000
1,800,000	OH St Wtr Dev Auth Ref Ser 2010 C (LOC: UBS AG)	0.110	06/01/33	1,800,000
8,000,000	Raleigh NC Cops Certificate Participation Ser 2008 (LOC: Wachovia Bank NA)	0.190	08/01/33	8,000,000
4,225,000	First Christian Church Of Florissant	0.180	01/01/34	4,225,000
1,000,000	French Lick IN EDR Town Green Place Ser A (LOC: PNC Bank NA)	0.200	01/01/34	1,000,000
5,085,000	Lee Family Partnership LLC	0.190	07/01/34	5,085,000
2,750,000	Gables of Germantown LLC (The)	0.430	04/01/35	2,750,000
3,300,000	MS St Business Fin Corp. (Chevron USA Inc) Ser 2011 F	0.050	11/01/35	3,300,000
1,710,000	Southwestern IL Dev Auth (Mattingly Lumber) Ser 2005 B (LOC: First Bank, FHLMC)
1,625,000	JJB Properties LLC (Rental Property) Ser 2006 (LOC: Arvest Bank, FHLMC)	0.150	01/01/36	1,625,000
985,000	Springside Corp. Exchange Partners I LLC	0.180	02/01/36	985,000
3,485,000	Manhattan Christian College, Inc.	0.220	05/01/36	3,485,000
2,340,000	Southwestern OH Water Co. (The)	0.180	05/01/36	2,340,000
3,582,000	Mill Street Village LLC	0.360	01/01/37	3,582,000
5,595,000	Harvest Time Tabernacle, Inc.	0.220	08/01/37	5,595,000
1,000,000	BJ Financing LLC	0.180	12/01/37	1,000,000

27

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes(B) — 51.6% (Continued)
$1,800,000	Grace Evangelical Lutheran Church	0.220%	02/01/38	$1,800,000
1,665,000	Pickerington Church of the Nazarene	0.220	07/01/38	1,665,000
600,000	CO St Edl & Cultural Northwestern Ser 2008 B (LOC: BMO Harris Bank NA)	0.210	08/01/38	600,000
6,000,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A (SPA: National Rural Utilities Finance)
3,090,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.180	03/01/39	3,090,000
2,380,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.110	05/01/42	2,380,000
1,820,000	Corporate Finance Managers, Inc. Ser B	0.190	02/02/43	1,820,000
2,000,000	Blue Mountain Enterprises LLC Ser 2013	0.300	09/01/43	2,000,000
1,450,000	Boldt Healthcare Properties LLC	0.180	10/01/43	1,450,000
20,350,000	Montgomery Co OH Rev Miami Valley Hosp Ser 2011 C (SPA: JP Morgan Chase Bank NA)
4,045,000	Schreiber Capital Co. LLC Ser 2006	0.190	04/01/46	4,045,000
3,190,000	Helmholdt Capital LLC Ser 2007	0.240	04/01/47	3,190,000
10,000,000	Monroe Co GA Dev Auth Poll Control Rev (GA Pwr Co Scherer Proj) Ser 2008	0.080	11/01/48	10,000,000
1,768,000	E Baton Rouge Parish LA (Exxonmobil Proj Gulf ) Ser 2011 D	0.040	12/01/51	1,768,000
10,040,000	OSL Santa Rosa Fountaingrove LLC Ser 2012	0.160	02/01/52	10,040,000
1,500,000	KDF Claremont LP Ser 2013	0.160	04/01/53	1,500,000
1,120,000	AM Investment Partners LLC MI	0.220	06/01/56	1,120,000
	Total Variable Rate Demand Notes			$284,794,899
	Repurchase Agreement— 5.6%
31,200,000	BMO Capital, 0.04%, dated 09/30/13, matures on 10/01/13, repurchase price
	$31,200,035 (collateralized by various U.S. Government Obligations, ranging in
	par value from $5,402,000 - $26,388,000, 0.500% - 0.375%, 08/28/15 - 12/21/15,
	total market value $31,824,138)	0.040	10/01/13	$31,200,000
	Total Investment Securities —100.4%
	(Cost $554,452,238)			$554,452,238

	Liabilities in Excess of Other Assets — (0.4%)			(2,279,090)
	Net Assets — 100.0%			$552,173,148

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2013.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CDA - Communities Development Authority

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

28

Touchstone Institutional Money Market Fund (Continued)

HFC - Housing Finance Corp.

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$284,794,899	$—	$284,794,899
U.S. Government Agency Obligations	—	100,829,149	—	100,829,149
Corporate Bonds	—	81,728,413	—	81,728,413
Municipal Bonds	—	28,888,884	—	28,888,884
Commercial Paper	—	14,499,975	—	14,499,975
Certificates of Deposit	—	12,510,918	—	12,510,918
Repurchase Agreement	—	31,200,000	—	31,200,000
				$554,452,238

See accompanying Notes to Financial Statements.

29

Portfolio of Investments

Touchstone Money Market Fund – September 30, 2013

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Corporate Bonds— 13.3%
$1,200,000	Nordea Bank AB 144a	1.750%	10/04/13	$1,200,144
4,200,000	International Business Machines Corp.	6.500	10/15/13	4,209,892
1,044,000	National Rural Utilities Cooperative Finance Corp.	1.125	11/01/13	1,044,644
525,000	Alabama Power Co.	5.800	11/15/13	528,495
913,000	Caterpillar, Inc.	7.000	12/15/13	925,504
1,100,000	XTO Energy, Inc.	5.750	12/15/13	1,112,325
1,645,000	Caterpillar Financial Services Corp. MTN	1.550	12/20/13	1,649,475
600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	602,412
228,000	EI du Pont DE Nemours & Co.	5.875	01/15/14	231,606
1,000,000	Royal Bank of Canada	1.125	01/15/14	1,002,476
2,600,000	JPMorgan Chase & Co. MTN(A)	1.065	01/24/14	2,606,244
3,000,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	3,016,164
623,000	US Bank NA	6.300	02/04/14	635,571
1,450,000	Caterpillar Financial Services Corp. MTN	6.125	02/17/14	1,481,577
4,500,000	Toyota Motor Credit Corp. MTN(A)	0.262	02/24/14	4,500,000
1,300,000	National Rural Utilities Cooperative Finance Corp.	4.750	03/01/14	1,324,061
355,000	Caterpillar Financial Services Corp. MTN	1.650	04/01/14	357,432
650,000	Bank of Montreal MTN	1.750	04/29/14	655,380
200,000	EI du Pont DE Nemours & Co.	4.875	04/30/14	205,307
3,246,000	Credit Suisse/New York	5.500	05/01/14	3,341,425
500,000	Northern Trust Corp.	4.625	05/01/14	512,645
125,000	International Business Machines Corp.	1.250	05/12/14	125,643
925,000	General Electric Capital Corp.	5.900	05/13/14	956,505
1,433,000	Bank of New York Mellon Corp. (The) MTN	4.300	05/15/14	1,468,312
1,190,000	Caterpillar Financial Services Corp. MTN	1.375	05/20/14	1,198,086
500,000	Microsoft Corp.	2.950	06/01/14	508,591
517,000	General Electric Capital Corp. MTN	5.650	06/09/14	535,731
525,000	Toronto-Dominion Bank (The)	1.375	07/14/14	529,396
805,000	Procter & Gamble Co. (The)	0.700	08/15/14	808,135
600,000	Procter & Gamble Co. (The)	4.950	08/15/14	624,490
	Total Corporate Bonds			$37,897,668
	Municipal Bonds— 5.7%
485,000	Montgomery Co TX UTGO Ser 2008 Pre-refunded @ $100	5.125	10/01/13	485,000
220,000	NC St Med Care Com Ser 2008 Pre-refunded @ $100	5.625	10/01/13	220,000
3,353,000	AMP OH Inc. BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	3,353,488
500,000	Springboro OH Rev BANS Ser 2012	1.250	10/24/13	500,188
305,000	AR St Univ Ser 2012	0.666	12/01/13	305,000
100,000	Chicago IL Brd of Edu Ref Dedicated Rev UTGO Ser 2009 D	4.000	12/01/13	100,580
100,000	Denver City & CO Sch Dist UTGO Ser 2004 Pre-refunded @ $100	4.500	12/01/13	100,661
1,200,000	Mason OH EDR (Al Neyer Inc Proj) UTGO	1.500	01/29/14	1,201,950
1,500,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	1,500,000
655,000	Loveland OH Txbl BANS Real Estate Acquisition LTGO Ser 2013	3.000	02/12/14	658,552
1,300,000	Miami Twp OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	1,304,032
1,800,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	1,802,307
1,700,000	Fishers Redev Auth Lease Re BANS Rev Notes Ser 2013	0.750	04/12/14	1,700,000
250,000	Michigan ST Taxable- Sch Ln UTGO Ser 2011 A	2.050	04/15/14	251,883
395,000	Manchester CT BANS UTGO Ser 2013	1.000	07/03/14	395,736
400,000	New Albany OH Txbl BANS Revenue Notes Ser 2013	1.375	07/31/14	402,797
1,700,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	1,776,035
	Total Municipal Bonds			$16,058,209

30

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	U.S. Government Agency Obligations— 18.6%
$3,041,379	Overseas Private Investment Corp.(A)(B)	0.130%	03/15/17	$3,041,379
2,413,790	Overseas Private Investment Corp.(A)(B)	0.130	03/15/17	2,413,790
6,000,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/17	6,000,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/17	5,000,000
6,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/17	6,000,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.130	12/16/19	2,000,000
3,070,891	Overseas Private Investment Corp.(A)(B)	0.130	03/15/24	3,070,891
5,000,000	Overseas Private Investment Corp.(A)(B)	0.130	07/15/25	5,000,000
9,786,325	Overseas Private Investment Corp.(A)(B)	0.130	10/15/32	9,786,325
5,200,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	5,200,000
3,000,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	3,000,000
2,500,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	2,500,000
	Total U.S. Government Agency Obligations			$53,012,385
	Certificates of Deposit— 1.7%
2,400,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(A)	0.858	03/07/14	2,404,159
2,500,000	Canadian Imperial Bank of Commerce/New York NY(A)	0.275	03/21/14	2,500,000
	Total Certificates of Deposit			$4,904,159
	Commercial Paper— 4.2%
6,900,000	NSTAR Electric Co.	0.090	10/02/13	6,899,983
5,000,000	Bank of Tokyo-Mit UFJ Cp (Bk Tokyo LOC)	0.100	10/04/13	4,999,958
	Total Commercial Paper			$11,899,941
	Variable Rate Demand Notes(B) — 56.9%
4,470,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj D) Ser 1984	0.050	11/01/14	4,470,000
600,000	Pittsburgh Technical Institute US Domestic Ser 1999	0.190	10/01/15	600,000
4,400,000	Pitkin Co CO IDR Aspen Skiing Co Proj Ser A (LOC: JP Morgan Chase Bank NA)	0.070	04/01/16	4,400,000
100,000	Berks Co PA IDA Lebanon Vy Mall Ser 1996 B (LOC: First Union National Bank)	0.240	07/01/16	100,000
240,000	Tom Richards, Inc. US Domestic Ser 2001	0.190	12/01/16	240,000
1,725,000	Galloway Co. US Domestic Ser 2003	0.190	07/01/17	1,725,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.200	11/01/17	580,000
1,190,000	Plymouth WI IDR (Wis Plastic Prods Inc Proj) Ser 1998 (LOC: Bank First National)	0.160	05/01/18	1,190,000
100,000	Dublin Building LLC US Domestic Ser 1997	0.300	11/01/18	100,000
1,305,000	Livingston Co NY IDA Ref Red/Nicholas Ser 2007 B (LOC: HSBC Bank USA NA)	0.180	07/01/19	1,305,000
230,000	NY City NY IDA Institute For Cmnt Ser 2010 (LOC: JP Morgan Chase Bank NA)	0.380	11/01/19	230,000
1,595,000	St Ann's Medical Office Building II LP US Domestic Ser 1998	0.200	11/01/19	1,595,000
1,120,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.280	11/01/19	1,120,000
1,355,000	CMW Real Estate LLC US Domestic Ser 2000	0.180	06/01/20	1,355,000
650,000	Stonehedge Enterprises, Inc. US Domestic Ser 2000	0.210	01/04/21	650,000
275,000	WA St Hsg Fin Commission Brittany Pk Ser 1998 B (LIQ: FNMA)	0.190	11/01/21	275,000
1,150,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.190	01/01/22	1,150,000
800,000	Mason City Clinic PC US Domestic Ser 1992	0.240	09/01/22	800,000
400,000	Rise, Inc. Mesa AZ US Domestic Ser 2002	0.240	11/01/22	400,000
3,185,400	Campus Research Corp. US Domestic Ser 2002	0.190	06/01/23	3,185,400
705,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.200	07/01/23	705,000
317,000	WAI Enterprises LLC Ser 2004	0.380	06/01/24	317,000
439,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	439,000
1,885,000	St James Properties Ltd. Priv Placement Ser 2004	0.380	12/01/24	1,885,000
240,000	NY City NY IDA N Y Congregational Ser 2006 B (LOC: HSBC Bank USA NA)	1.380	02/01/25	240,000
1,685,000	Diaz-Upton LLC Ser 2004	0.240	05/01/26	1,685,000
700,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.210	08/01/26	700,000

31

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes(B) — 56.9% (Continued)
$3,950,000	Jeff Wyler Automotive Family, Inc. Priv Placement Ser 2006	0.380%	01/04/27	$3,950,000
695,000	Bayloff Properties LLC US Domestic Ser 1998	0.300	04/01/28	695,000
1,920,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A (LOC: TD Banknorth NA)
7,655,000	KS City MO Tax Incr Rev Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)
2,981,000	M&P Richfield LLC Ser 2001	0.180	11/01/28	2,981,000
730,000	CA St Infrastructure & Studio Moulding Ser 2001 B (LOC: Comerica Bank)	0.380	12/01/28	730,000
1,430,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.110	12/01/29	1,430,000
5,200,000	Flamingo Enterprises, Inc. US Domestic Ser 2008	0.280	05/01/30	5,200,000
2,300,000	TP Racing LLLP US Domestic Ser 2000	0.250	06/01/30	2,300,000
500,000	MS St Business Fin CO Chevron Usa Inc Pj Ser G Ser 2009	0.030	12/01/30	500,000
1,645,000	Montgomery Co PA Redev Auth Kingswood Apts Pj A T1 Ser 2001 (LIQ: FNMA)	0.160	08/15/31	1,645,000
200,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2008 A (LOC: Bank of America NA)
4,100,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo NA)	0.040	10/01/31	4,100,000
2,900,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.040	10/01/31	2,900,000
1,600,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2009 O (LOC: Great Western Bank)	0.190	09/01/32	1,600,000
700,000	OH St Air Quality Dev Auth Variable Ref Poll Control Firs Ser 2012 (LOC: Bank of Nova Scotia)
4,875,000	Andrew W Mellon Foundation Ser 2008	0.120	12/01/32	4,875,000
6,197,000	Hart Family Holdings LLC US Domestic Ser 2012	0.150	12/01/32	6,197,000
1,435,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser 2008
1,000,000	OH St Wtr Dev Auth Ref Ser 2010 C (LOC: UBS AG)	0.110	06/01/33	1,000,000
580,000	Alameda Co CA IDA Golden West Paper Ser 2008 (LOC: Comerica Bank)	0.320	11/01/33	580,000
2,485,000	First Christian Church Of Florissant US Domestic Ser 2008	0.180	01/01/34	2,485,000
9,100,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2010 C (LOC: Union Bank NA)	0.060	06/01/34	9,100,000
2,450,000	D&I Properties LLC US Domestic Ser 2004	0.130	11/01/34	2,450,000
7,500,000	Westchester Co NY Hlthcare Sr Lien Ser 2010 D (LOC: TD Bank NA)	0.120	11/01/34	7,500,000
805,000	WA St Hsg Fin Commission Mallard Lakes Ser 2002 B (LIQ: FNMA)	0.180	05/15/35	805,000
2,100,000	East Baton Rouge Parish LA IDB Exxonmobil Proj Ser 2010 A	0.040	08/01/35	2,100,000
3,500,000	MS St Business Fin CO Chevron USA Inc Ser 2010 L	0.060	11/01/35	3,500,000
3,200,000	MS St Business Fin CO Chevron Usa Inc Ser J Ser 2010	0.050	11/01/35	3,200,000
2,100,000	MS St Business Fin CO Ser 2010 G Chevron USA Inc Ser 2010 G	0.030	11/01/35	2,100,000
2,005,000	Metropolitan Govt Nashville & Davidson Hsg Jackson Apts Ser 2006 B (LOC: BMO Harris Bank NA)
615,000	CA St Infrastructure & Tobinworld Proj Ser 2007 B (LOC: Comerica Bank)	0.380	11/01/36	615,000
1,853,000	Mill Street Village LLC Ser 2006	0.360	01/01/37	1,853,000
1,040,000	WA St Hsg Fin Commission Vintage Proj Ser 2003 B (LIQ: FNMA)	0.130	01/15/37	1,040,000
1,350,000	WA St Hsg Fin Commissi Highlander Apts B Ser 2004 (LIQ: FHLMC)	0.180	05/01/37	1,350,000
270,000	LA Crosse WI IDR (G G P Inc Proj) Ser 2007 B (LOC: Wells Fargo Bank NA)	0.240	08/01/37	270,000
5,360,000	OSF Finance Co. LLC US Domestic Ser 2007	0.150	12/01/37	5,360,000
170,000	District of Columbia Rev Pew Charitable Ser 2008 B (LOC: PNC Bank NA)	0.200	04/01/38	170,000
3,000,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A (SPA: National Rural Utilities Finance)
4,000,000	OH St Hgr Edl Fac Comm Hosp Cleveland Clinic Hlth Sys Ser 2013 (LIQ: Bank of NY Mellon Trust)
4,320,000	OH St Hgr Edl Fac Commis Cleveland Clinic Hlth Sys Obli Ser 2013	0.030	01/01/39	4,320,000
1,595,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.180	03/01/39	1,595,000
1,700,000	Montgomery Co OH Rev Miami VY Hosp Ser 2011 C (SPA: Wells Fargo Bank NA)	0.030	11/15/39	1,700,000
315,000	IA St Fin Auth Mf Rev Hsg Point Cedar Ser 2006 B (LOC: BMO Harris Bank NA)	0.490	12/01/41	315,000
700,000	Boldt Healthcare Properties LLC Priv Placement Ser 2010	0.180	10/01/43	700,000

32

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes(B) — 56.9% (Continued)
$6,700,000	Montgomery Co OH Rev Miami VY Hosp Ser Ser 2011 C (SPA: JP Morgan Chase Bank NA)
3,880,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.190	04/01/46	3,880,000
5,000,000	MI St Fin Auth Rev Sch Ln Ser 2010 B (LOC: Bank of Montreal)	0.150	09/01/50	5,000,000
950,000	MBE Investment Co. LLC US Domestic Ser 2001	0.220	02/01/51	950,000
	Total Variable Rate Demand Notes			$162,097,400
	Total Investment Securities —100.4%
	(Cost $285,869,762)			$285,869,762

	Liabilities in Excess of Other Assets — (0.4%)			(1,126,878)
	Net Assets — 100.0%			$284,742,884

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2013.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

EDR - Economic Development Revenue

FHLMC - Federal Home Loan Mortgage Corp

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

LTGO - Limited Tax General Obligation

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

33

Touchstone Money Market Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$162,097,400	$—	$162,097,400
Corporate Bonds	—	37,897,668	—	37,897,668
U.S. Government Agency Obligations	—	53,012,385	—	53,012,385
Commercial Paper	—	11,899,941	—	11,899,941
Municipal Bonds	—	16,058,209	—	16,058,209
Certificates of Deposit	—	4,904,159	—	4,904,159
				$285,869,762

See accompanying Notes to Financial Statements.

34

Statements of Assets and Liabilities

September 30, 2013

			Touchstone		Touchstone
	Touchstone	Touchstone	Institutional		Money
	Core Bond	High Yield	Money Market		Market
	Fund	Fund	Fund		Fund
Assets
Investments, at cost	$110,268,666	$326,921,153	$554,452,238		$285,869,762
Affiliated securities, at market value	$2,106,583	$5	$—		$—
Non-affiliated securities, at market value	109,819,781	329,255,688	523,252,238	(B)	285,869,762	(B)
Repurchase Agreement	—	—	31,200,000	(B)	—
Investments, at market value (A)	$111,926,364	$329,255,693	$554,452,238	(B)	$285,869,762	(B)
Cash	—	—	389,194		71,310
Dividends and interest receivable	922,797	6,242,981	1,064,156		571,456
Receivable for capital shares sold	17,975	607,849	21,942,904		28,833
Receivable for investments sold	271,624	—	415,941		—
Receivable for securities lending income	34	2,885	—		—
Receivable from Investment Advisor	—	—	—		40,044
Other assets	34,697	29,926	12,380		15,264
Total Assets	113,173,491	336,139,334	578,276,813		286,596,669
Liabilities
Bank overdrafts	1,609	329,844	—		—
Dividends payable	—	—	—		7
Payable for return of collateral for securities on loan	38,418	3,668,440	—		—
Payable for capital shares redeemed	180,943	440,632	21,766,787		278,379
Payable for investments purchased	282,875	562,550	4,238,995		1,420,301
Payable to Investment Advisor	23,430	139,750	60,943		—
Payable to other affiliates	28,563	40,861	411		39,215
Payable to Trustees	3,793	3,855	3,929		3,836
Payable to Transfer Agent	37,078	79,255	830		58,944
Other accrued expenses and liabilities	55,532	61,651	31,770		53,103
Total Liabilities	652,241	5,326,838	26,103,665		1,853,785
Net Assets	$112,521,250	$330,812,496	$552,173,148		$284,742,884
Net assets consist of:
Paid-in capital	$187,347,727	$329,450,840	$552,209,766		$284,745,685
Accumulated net investment income (loss)	114,281	127,569	256		(7)
Accumulated net realized losses on investments and foreign
currency	(76,598,456)	(1,100,453)	(36,874)		(2,794)
Net unrealized appreciation on investments	1,657,698	2,334,540	—		—
Net Assets	$112,521,250	$330,812,496	$552,173,148		$284,742,884
(A) Includes market value of securities on loan of:	$36,464	$3,469,782	$—		$—
(B)Valued at amortized cost for the period ended September 30, 2013.
See accompanying Notes to Financial Statements.

35

Statements of Assets and Liabilities (Continued)

			Touchstone
	Touchstone	Touchstone	Institutional	Touchstone
	Core Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$34,634,639	$54,845,300	$—	$48,169,934
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	3,353,659	6,231,658	—	48,174,432
Net asset value and redemption price per share*	$10.33	$8.80	$—	$1.00
Maximum offering price per share	$10.85	$9.24	$—	$—
Pricing of Class C Shares
Net assets applicable to Class C shares	$11,336,876	$34,661,135	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	1,176,247	3,945,355	—	—
Net asset value, offering price per share**	$9.64	$8.79	$—	$—
Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$236,572,950
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	—	—	236,604,362
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00
Pricing of Class Y Shares
Net assets applicable to Class Y shares	$58,943,853	$187,462,540	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	5,709,650	20,806,174	—	—
Net asset value, offering price and redemption price per share	$10.32	$9.01	$—	$—
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$7,605,882	$53,843,521	$552,173,148	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	737,075	5,979,936	552,200,976	—
Net asset value, offering price and redemption price per share	$10.32	$9.00	$1.00	$—

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a no-load $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

36

Statements of Operations

For the Year Ended September 30, 2013

			Touchstone	Touchstone
	Touchstone	Touchstone	Institutional	Money
	Core Bond	High Yield	Money	Market
	Fund	Fund	Market Fund	Fund
Investment Income
Dividends from affiliated securities	$2,173	$2,829	$—	$—
Dividends from non-affiliated securities	240,899	66,761	—	—
Interest	5,386,521	24,104,845	1,353,628	664,886
Income from securities loaned	549	44,083	—	—
Total Investment Income	5,630,142	24,218,518	1,353,628	664,886
Expenses
Investment advisory fees	722,694	1,853,187	1,033,782	1,109,189
Administration fees	255,827	626,980	867,026	430,616
Compliance fees and expenses	1,530	1,530	1,530	1,530
Custody fees	7,574	15,676	40,062	11,787
Professional fees	23,734	37,438	38,747	28,579
Transfer Agent fees, Class A	58,560	80,816	—	56,659
Transfer Agent fees, Class C	15,070	33,533	—	—
Transfer Agent fees, Class S	—	—	—	213,388
Transfer Agent fees, Class Y	51,289	166,433	—	—
Transfer Agent fees, Institutional Class	113	729	2,828	—
Registration fees, Class A	15,044	26,993	—	16,172
Registration fees, Class C	9,860	14,013	—	—
Registration fees, Class S	—	—	—	7,621
Registration fees, Class Y	14,168	24,552	—	—
Registration fees, Institutional Class	10,193	730	19,179	—
Reports to Shareholders, Class A	10,225	16,015	—	9,305
Reports to Shareholders, Class C	8,852	11,155	—	—
Reports to Shareholders, Class S	—	—	—	36,182
Reports to Shareholders, Class Y	9,101	19,109	—	—
Reports to Shareholders, Institutional Class	5,806	5,150	8,195	—
Distribution expenses, Class A	134,581	202,254	—	86,752
Distribution expenses, Class C	162,575	402,907	—	—
Distribution expenses, Class S	—	—	—	763,680
Trustee fees	12,388	12,641	12,732	12,658
Other expenses	134,464	130,189	65,402	54,297
Total Expenses	1,663,648	3,682,030	2,089,483	2,838,415
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(508,038)	(521,402)	(1,060,128)	(2,198,426)
Net Expenses	1,155,610	3,160,628	1,029,355	639,989

Net Investment Income	4,474,532	21,057,890	324,273	24,897
Realized and Unrealized Gains (Losses) on Investments
Net realized gain on investments	1,340,677	5,867,420	787	645
Net realized gains on foreign currency	340,376	—	—	—
Net change in unrealized appreciation (depreciation) on
investments	(6,922,530)	(8,801,033)	—	—
Net change in unrealized appreciation (depreciation) on foreign
currency and foreign currency exchange contracts	(37,966)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(5,279,443)	(2,933,613)	787	645
Change in Net Assets Resulting from Operations	$(804,911)	$18,124,277	$325,060	$25,542

(A)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

37

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Core Bond Fund		High Yield Fund
	For the	For the	For the	For the
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
From Operations
Net investment income	$4,474,532	$2,346,362	$21,057,890	$16,040,768
Net realized gains (losses) on investments and foreign currency	1,681,053	2,872,368	5,867,420	1,493,467
Net change in unrealized appreciation (depreciation) on
investments and foreign currency transactions	(6,960,496)	805,693	(8,801,033)	18,168,861
Change in Net Assets from Operations	(804,911)	6,024,423	18,124,277	35,703,096
Distributions to Shareholders from:
Net investment income, Class A	(1,779,381)	(1,819,792)	(4,560,427)	(8,463,782)
Net investment income, Class C	(462,113)	(339,952)	(1,990,980)	(1,875,636)
Net investment income, Class S	—	—	—	—
Net investment income, Class Y	(2,553,942)	(390,467)	(12,282,719)	(5,354,489)
Net investment income, Institutional Class	(351,323)	(81,073)	(2,215,343)	(308,484)
Net realized gains, Class A	(810,978)	—	—	—
Net realized gains, Class C	(224,640)	—	—	—
Net realized gains, Class S	—	—	—	—
Net realized gains, Class Y	(889,128)	—	—	—
Net realized gains, Institutional Class	(130,584)	—	—	—
Total Distributions	(7,202,089)	(2,631,284)	(21,049,469)	(16,002,391)
Net Increase (Decrease) from Share Transactions(A)	(68,951,877)	136,921,035	(44,157,413)	187,482,304
Total Increase (Decrease) in Net Assets	(76,958,877)	140,314,174	(47,082,605)	207,183,009

Net Assets
Beginning of period	189,480,127	49,165,953	377,895,101	170,712,092
End of period	$112,521,250	$189,480,127	$330,812,496	$377,895,101
Accumulated Net Investment Income (Loss)	$114,281	$20,771	$127,569	$44,990

(A)	For details of share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 40-43.

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Institutional		Money
Money Market Fund		Market Fund
For the	For the	For the	For the
Year	Year	Year	Year
Ended	Ended	Ended	Ended
September 30,	September 30,	September 30,	September 30,
2013	2012	2013	2012
$324,273	$607,365	$24,897	$22,483
787	(4,924)	645	(2,818)
—	—	—	—
325,060	602,441	25,542	19,665
—	—	(3,160)	(3,237)
—	—	—	—
—	—	(21,738)	(19,240)
—	—	—	—
(324,129)	(607,253)	—	—
—	—	—	(690)
—	—	—	—
—	—	—	(4,359)
—	—	—	—
—	—	—	—
(324,129)	(607,253)	(24,898)	(27,526)

63,821,339	110,784,156	63,563,863	(24,788,575)
63,822,270	110,779,344	63,564,507	(24,796,436)

488,350,878	377,571,534	221,178,377	245,974,813
$552,173,148	$488,350,878	$284,742,884	$221,178,377
$256	$112	$(7)	$(6)

39

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Core Bond Fund
	For the Year		For the Year
	Ended		Ended
	September 30, 2013		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	381,258	$4,074,486	2,392,502	$25,569,281
Proceeds from Shares issued in connection with merger(A)	—	—	3,649,908	39,249,339
Reinvestment of distributions	206,008	2,201,711	104,955	1,128,791
Cost of Shares redeemed	(4,504,391)	(48,222,022)	(2,860,712)	(30,821,202)
Change in Class A Share Transactions	(3,917,125)	(41,945,825)	3,286,653	35,126,209
Class C
Proceeds from Shares issued	107,380	1,080,025	477,512	4,775,868
Proceeds from Shares issued in connection with merger(A)	—	—	981,361	9,844,706
Reinvestment of distributions	46,387	463,124	20,187	203,701
Cost of Shares redeemed	(878,000)	(8,649,320)	(342,951)	(3,448,978)
Change in Class C Share Transactions	(724,233)	(7,106,171)	1,136,109	11,375,297
Class Y(B)
Proceeds from Shares issued	2,782,604	29,805,708	231,179	2,494,140
Proceeds from Shares issued in connection with merger(A)	—	—	15,860,453	171,954,001
Reinvestment of distributions	194,095	2,068,632	22,274	240,865
Cost of Shares redeemed	(4,481,992)	(47,586,201)	(8,898,963)	(96,394,019)
Change in Class Y Share Transactions	(1,505,293)	(15,711,861)	7,214,943	78,294,987
Institutional Class(B)
Proceeds from Shares issued	118,033	1,251,963	7,749,580	84,004,947
Proceeds from Shares issued in connection with merger(A)	—	—	976,206	10,436,404
Reinvestment of distributions	45,215	481,899	7,493	81,073
Cost of Shares redeemed	(557,036)	(5,921,882)	(7,602,416)	(82,397,882)
Change in Institutional Class Share Transactions	(393,788)	(4,188,020)	1,130,863	12,124,542
Change from Share Transactions	(6,540,439)	$(68,951,877)	12,768,568	$136,921,035

(A)	See Note 9 in the Notes to Financial Statements.

(B)	The Core Bond Fund began issuing Class Y shares and Institutional Class shares on April 16, 2012. The High Yield Fund began issuing Institutional Class shares on January 27, 2012.

See accompanying Notes to Financial Statements.

40

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone High Yield Fund
For the Year		For the Year
Ended		Ended
September 30, 2013		September 30, 2012
Shares	Dollars	Shares	Dollars
2,522,260	$22,830,357	9,179,661	$79,024,306
—	—	432,854	3,842,441
395,838	3,556,098	472,496	4,113,026
(7,542,829)	(68,290,416)	(12,985,452)	(113,157,024)
(4,624,731)	(41,903,961)	(2,900,441)	(26,177,251)

775,949	7,004,964	2,008,515	17,354,221
—	—	337,359	2,989,128
161,133	1,442,847	123,142	1,070,492
(1,787,421)	(16,113,288)	(565,427)	(4,878,449)
(850,339)	(7,665,477)	1,903,589	16,535,392
8,990,010	83,051,878	15,965,673	141,880,304
—	—	10,301,951	93,468,536
752,108	6,902,027	378,053	3,368,910
(13,419,253)	(123,575,082)	(6,419,272)	(57,039,334)
(3,677,135)	(33,621,177)	20,226,405	181,678,416
4,886,719	44,848,332	1,800,762	16,078,197
—	—	—	—
234,644	2,146,850	34,514	308,484
(871,016)	(7,961,980)	(105,687)	(940,934)
4,250,347	39,033,202	1,729,589	15,445,747

(4,901,858)	$(44,157,413)	20,959,142	$187,482,304

41

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Institutional Money Market Fund
	For the Year		For the Year
	Ended		Ended
	September 30, 2013		September 30, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class A Share Transactions	—	—	—	—
Class S
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change in Class S Share Transactions	—	—	—	—
Institutional Class
Proceeds from Shares issued	7,383,323,316	7,383,323,316	5,688,861,493	5,688,863,802
Reinvestment of distributions	324,170	324,170	531,695	531,695
Cost of Shares redeemed	(7,319,826,147)	(7,319,826,147)	(5,578,611,341)	(5,578,611,341)
Change in Institutional Class Share Transactions	63,821,339	63,821,339	110,781,847	110,784,156

Change from Share Transactions	63,821,339	$63,821,339	110,781,847	$110,784,156

See accompanying Notes to Financial Statements.

42

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Money Market Fund
For the Year		For the Year
Ended		Ended
September 30, 2013		September 30, 2012
Shares	Dollars	Shares	Dollars
51,499,749	$51,499,749	36,036,153	$36,036,153
3,021	3,021	2,969	2,969
(34,576,293)	(34,576,293)	(42,923,376)	(42,923,376)
16,926,477	16,926,477	(6,884,254)	(6,884,254)

358,072,635	358,072,635	237,858,850	237,858,850
21,508	21,508	20,502	20,502
(311,456,757)	(311,456,757)	(255,783,673)	(255,783,673)
46,637,386	46,637,386	(17,904,321)	(17,904,321)
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

63,563,863	$63,563,863	(24,788,575)	$(24,788,575)

43

Financial Highlights

Touchstone Core Bond Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013	2012		2011	2010	2009
Net asset value at beginning of period	$10.89	$10.46		$10.41	$9.76	$9.01
Income (loss) from investment operations:
Net investment income	0.30	0.30		0.39	0.39	0.41
Net realized gains (losses) on investments	(0.38)	0.46		0.10	0.67	0.80
Total from investment operations	(0.08)	0.76		0.49	1.06	1.21
Distributions from:
Net investment income	(0.36)	(0.33)		(0.44)	(0.41)	(0.46)
Realized capital gains	(0.12)	—		—	—	—
Total distributions	(0.48)	(0.33)		(0.44)	(0.41)	(0.46)
Net asset value at end of period	$10.33	$10.89		$10.46	$10.41	$9.76
Total return(A)	(0.85%)	7.47%		4.80%	11.10%	13.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$34,635	$79,208		$41,663	$44,107	$36,096
Ratio to average net assets:
Net expenses	0.83%	0.87%		0.90%	0.90%	0.90%
Gross expenses	1.18%	1.23%		1.28%	1.28%	1.21%
Net investment income	2.94%	2.72%		3.80%	3.91%	4.58%
Portfolio turnover rate	353%	525	%(B)	319%	370%	277%

Touchstone Core Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period
	Year Ended September 30,
	2013	2012		2011	2010	2009
Net asset value at beginning of period	$10.20	$9.82		$9.80	$9.21	$8.53
Income (loss) from investment operations:
Net investment income	0.20	0.22		0.30	0.31	0.34
Net realized gains (losses) on investments	(0.35)	0.42		0.08	0.62	0.73
Total from investment operations	(0.15)	0.64		0.38	0.93	1.07
Distributions from:
Net investment income	(0.29)	(0.26)		(0.36)	(0.34)	(0.39)
Realized capital gains	(0.12)	—		—	—	—
Total distributions	(0.41)	(0.26)		(0.36)	(0.34)	(0.39)
Net asset value at end of period	$9.64	$10.20		$9.82	$9.80	$9.21
Total return(A)	(1.55%)	6.59%		4.01%	10.32%	13.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$11,337	$19,386		$7,503	$8,550	$5,867
Ratio to average net assets:
Net expenses	1.58%	1.62%		1.65%	1.65%	1.65%
Gross expenses	1.98%	2.10%		2.44%	2.09%	2.10%
Net investment income	2.19%	1.98%		3.04%	3.15%	3.81%
Portfolio turnover rate	353%	525	%(B)	319%	370%	277%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Core Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Year	Period
	Ended	Ended
	September	September
	30,	30,
	2013	2012(A)
Net asset value at beginning of period	$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.33	0.18
Net realized gains (losses) on investments	(0.39)	0.19
Total from investment operations	(0.06)	0.37
Distributions from:
Net investment income	(0.39)	(0.17)
Realized capital gains	(0.12)	—
Total distributions	(0.51)	(0.17)
Net asset value at end of period	$10.32	$10.89
Total return	(0.60%)	3.46	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$58,944	$78,575
Ratio to average net assets:
Net expenses	0.58%	0.58	%(C)
Gross expenses	0.88%	0.97	%(C)
Net investment income	3.19%	2.97	%(C)
Portfolio turnover rate	353%	525	%(D)

Touchstone Core Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Year	Period
	Ended	Ended
	September	September
	30,	30,
	2013	2012(A)
Net asset value at beginning of period	$10.89	$10.69
Income (loss) from investment operations:
Net investment income	0.34	0.18
Net realized gains (losses) on investments	(0.39)	0.19
Total from investment operations	(0.05)	0.37
Distributions from:
Net investment income	(0.40)	(0.17)
Realized capital gains	(0.12)	—
Total distributions	(0.52)	(0.17)
Net asset value at end of period	$10.32	$10.89
Total return	(0.52%)	3.50	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,606	$12,311
Ratio to average net assets:
Net expenses	0.50%	0.50	%(C)
Gross expenses	0.95%	1.11	%(C)
Net investment income	3.27%	3.05	%(C)
Portfolio turnover rate	353%	525	%(D)

(A)	Represents the period from commencement of operations (April 16, 2012) through September 30, 2012.

(B)	Not annualized.

(C)	Annualized.

(D)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

45

Financial Highlights (Continued)

Touchstone High Yield Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013	2012		2011	2010	2009
Net asset value at beginning of period	$8.90	$8.13		$8.60	$8.19	$7.85
Income (loss) from investment operations:
Net investment income	0.51	0.57		0.66	0.75	0.73
Net realized gains (losses) on investments	(0.10)	0.76		(0.43)	0.42	0.34
Total from investment operations	0.41	1.33		0.23	1.17	1.07
Distributions from:
Net investment income	(0.51)	(0.56)		(0.70)	(0.76)	(0.73)
Realized capital gains	—	—		—	—	—
Total distributions	(0.51)	(0.56)		(0.70)	(0.76)	(0.73)
Net asset value at end of period	$8.80	$8.90		$8.13	$8.60	$8.19
Total return(A)	4.68%	16.80%		2.43%	14.90%	16.06%
Ratios and supplemental data:
Net assets at end of period (000's)	$54,845	$96,667		$111,888	$113,453	$59,392
Ratio to average net assets:
Net expenses	0.99%	0.99%		1.05%	1.05%	1.05%
Gross expenses	1.13%	1.10%		1.18%	1.20%	1.38%
Net investment income	5.60%	6.48%		7.59%	8.95%	10.58%
Portfolio turnover rate	47%	48	%(B)	62%	47%	60%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013	2012		2011	2010	2009
Net asset value at beginning of period	$8.89	$8.12		$8.59	$8.18	$7.84
Income (loss) from investment operations:
Net investment income	0.44	0.49		0.60	0.69	0.65
Net realized gains (losses) on investments	(0.09)	0.78		(0.44)	0.41	0.37
Total from investment operations	0.35	1.27		0.16	1.10	1.02
Distributions from:
Net investment income	(0.45)	(0.50)		(0.63)	(0.69)	(0.68)
Realized capital gains	—	—		—	—	—
Total distributions	(0.45)	(0.50)		(0.63)	(0.69)	(0.68)
Net asset value at end of period	$8.79	$8.89		$8.12	$8.59	$8.18
Total return(A)	3.92%	15.93%		1.67%	14.01%	15.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$34,661	$42,626		$23,485	$24,412	$18,423
Ratio to average net assets:
Net expenses	1.74%	1.80%		1.80%	1.80%	1.80%
Gross expenses	1.87%	1.92%		2.11%	1.97%	2.11%
Net investment income	4.86%	5.67%		6.83%	8.26%	9.46%
Portfolio turnover rate	47%	48	%(B)	62%	47%	60%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(B)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone High Yield Fund —Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013	2012		2011	2010	2009
Net asset value at beginning of period	$9.10	$8.30		$8.77	$8.34	$7.86
Income (loss) from investment operations:
Net investment income	0.56	0.59		0.68	0.75	0.66
Net realized gains (losses) on investments	(0.11)	0.79		(0.43)	0.46	0.50
Total from investment operations	0.45	1.38		0.25	1.21	1.16
Distributions from:
Net investment income	(0.54)	(0.58)		(0.72)	(0.78)	(0.68)
Realized capital gains	—	—		—	—	—
Total distributions	(0.54)	(0.58)		(0.72)	(0.78)	(0.68)
Net asset value at end of period	$9.01	$9.10		$8.30	$8.77	$8.34
Total return	5.00%	17.10%		2.63%	15.16%	16.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$187,463	$222,866		$35,339	$8,482	$3,130
Ratio to average net assets:
Net expenses	0.69%	0.75%		0.80%	0.80%	0.80%
Gross expenses	0.83%	0.86%		0.97%	0.96%	1.36%
Net investment income	5.90%	6.72%		7.64%	9.33%	9.95%
Portfolio turnover rate	47%	48	%(A)	62%	47%	60%

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

		Period
	Year Ended	Ended
	September	September
	30,	30,
	2013	2012(B)
Net asset value at beginning of period	$9.10	$8.88
Income (loss) from investment operations:
Net Investment income	0.54	0.43
Net realized gains (losses) on investments	(0.09)	0.23
Total from investment operations	0.45	0.66
Distributions from:
Net investment income	(0.55)	(0.44)
Net asset value at end of period	$9.00	$9.10
Total return	5.00%	7.66	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$53,844	$15,735
Ratio to average net assets:
Net expenses	0.59%	0.65	%(D)
Gross expenses	0.75%	0.95	%(D)
Net investment income	6.00%	6.82	%(D)
Portfolio turnover rate	47%	48	%(A)

(A)	Portfolio turnover excludes the purchases and sales of the Acquired Fund (see Note 9). If these transactions were included, portfolio turnover would have been higher.
(B)	Represents the period from commencement of operations (January 27, 2012) through September 30, 2012.

(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Institutional Money Market Fund —Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.001		0.001		0.002		0.003		0.017
Net realized gains (losses) on investments	—	(A)	(—	)(A)	—	(A)	(—	)(A)	(—	)(A)
Total from investment operations	0.001		0.001		0.002		0.003		0.017
Distributions from:
Net investment income	(0.001)		(0.001)		(0.002)		(0.003)		(0.017)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.07%		0.15%		0.20%		0.33%		1.76%
Ratios and supplemental data:
Net assets at end of period (000's)	$552,173		$488,351		$377,572		$299,856		$454,008
Ratio to average net assets:
Net expenses	0.20%		0.20%		0.20%		0.20%		0.27	%(B)
Gross expenses	0.40%		0.40%		0.42%		0.42%		0.48%
Net investment income	0.06%		0.14%		0.19%		0.34%		1.57%

(A)	Less than $0.005 per share.

(B)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.20%.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone Money Market Fund —Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.013
Net realized gains (losses) on investments	—	(A)	(—	)(A)	—	(A)	—		—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.013
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.013)
Realized capital gains	—		(—	)(A)	—		—		—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.013)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.01%		0.01%		1.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$48,170		$31,243		$38,101		$72,719		$115,107
Ratio to average net assets:
Net expenses	0.25%		0.36%		0.44%		0.55%		0.89	%(B)
Gross expenses	1.14%		1.15%		1.14%		1.13%		1.12%
Net investment income	0.01%		0.01%		0.01%		0.01%		1.16%

Touchstone Money Market Fund—Class S

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2013		2012		2011		2010		2009
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations
Net investment income	—	(A)	—	(A)	—	(A)	—	(A)	0.011
Net realized gains (losses) on investments	—	(A)	(—	)(A)	—	(A)	—		(—)	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	—	(A)	0.011
Distributions from:
Net investment income	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.011)
Realized capital gains	—		(—	)(A)	—		—		—
Total distributions	(—	)(A)	(—	)(A)	(—	)(A)	(—	)(A)	(0.011)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.01%		0.01%		1.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$236,573		$189,935		$207,874		$183,203		$183,328
Ratio to average net assets:
Net expenses	0.25%		0.36%		0.42%		0.54%		1.17	%(B)
Gross expenses	1.12%		1.16%		1.20%		1.32%		1.45%
Net investment income	0.01%		0.01%		0.01%		0.01%		1.07%

(A)	Less than $0.005 per share.

(B)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.85% and 1.12% for Class A and Class S, respectively.

See accompanying Notes to Financial Statements.

49

Notes to Financial Statements

September 30, 2013

1. Organization

The Touchstone Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant a Declaration of Trust dated December 7, 1980. The Trust consists of multiple Funds including the following four funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Core Bond Fund (“Core Bond Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Institutional Money Market Fund (“Institutional Money Market Fund”)

Touchstone Money Market Fund (“Money Market Fund”)

Each Fund is an open-end, diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class S shares, Class Y shares and Institutional Class. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by portfolio allocation or credit quality. The Funds did not hold any Level 3 categorized securities during the year ended September 30, 2013.

All transfers in and out of the levels are recognized at the end of the period. During the year ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

50

Notes to Financial Statements (Continued)

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last stale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are recognized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation—Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds

51

Notes to Financial Statements (Continued)

are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing, and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements and disclosures.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended September 30, 2013, the Core Bond Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies. For the year ended there were no open forward foreign currency contracts.

52

Notes to Financial Statements (Continued)

Derivative instruments and hedging activities — The following table sets forth the Core Bond Fund’s derivative financial instruments by primary risk level as of September 30, 2013.

The Effect of Derivative Investments on the Statement of Operations

for the Year Ended September 30, 2013

Change in
Unrealized
		Realized Gain	Depreciation
	Derivatives not accounted for as hedging	on	on
Fund	instruments under ASC 815	Derivatives*	Derivatives**
Core Bond Fund	Forward - Foreign Currency Exchange Contracts	$255,195	$(36,602)

*	Statements of Operations Location: Net realized gains on foreign currency.

**	Statements of Operations Location: Net change in unrealized depreciation on foreign currency.

For the year ended September 30, 2013, the average quarterly balance of outstanding forward foreign currency exchange contracts on the Core Bond Fund was 1 contract. The average quarterly balance of the U.S. dollar amount purchased and sold were $894,440 and $690,000, respectively. The primary risk exposure is foreign currency exchange risk.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of September 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Core Bond Fund	$36,464	$38,418
High Yield Fund	3,469,782	3,668,440

All collateral received as cash is received, held, and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements — Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

53

Notes to Financial Statements (Continued)

Share valuation — The NAV per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The NAV per share of the Institutional Money Market Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of outstanding shares.

The maximum offering price per share of each class of shares of the Institutional Money Market Fund and Money Market Fund is equal to the NAV per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares of the Core Bond Fund and High Yield Fund. The maximum offering price per share of Class C shares, Class Y shares, and Institutional shares of the Core Bond Fund and the High Yield Fund is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% if redeemed within a one-year period from the date of purchase for the Core Bond and High Yield Funds. Additionally, purchases of Class C shares of the Core Bond Fund and High Yield Fund are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders all of its income and capital gains. The Core Bond Fund and High Yield Fund declare and distribute net investment income, if any, monthly, as a dividend to shareholders. The Institutional Money Market Fund and Money Market Fund declare distributions from net investment income on a daily basis and distribute as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividends declarations by investee funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, in Touchstone Strategic Trust, Touchstone Funds Group Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

54

Notes to Financial Statements (Continued)

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended September 30, 2013:

	Core Bond	High Yield
	Fund	Fund
Purchases of investment securities	$29,493,360	$169,645,671
Proceeds from sales and maturities	$43,723,458	$208,523,740

For the year ended September 30, 2013, purchases and proceeds from sales and maturities in U.S. Government Securities were $494,736,665 and $543,441,842, respectively, for Core Bond Fund. There were no purchases, or proceeds from sales and maturities of U.S. Government Securities for the High Yield Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Core Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.35% of such assets in excess of $300 million
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% of such assets in excess of $300 million
Institutional Money Market Fund	0.20%
Money Market Fund	0.50% on the first $50 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $250 million

The Advisor has entered into investment sub-advisory agreements with the Fort Washington Investment Advisors, Inc. (the “Sub-Advisor”), an affiliate of the Advisor. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western & Southern. The Advisor, not the Funds, pays the sub-advisor fee to the Sub-Advisor.

55

Notes to Financial Statements (Continued)

The Advisor entered into an Expense Limitation Agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees, administration fees, and reimburse expenses in order to maintain the following expense limitations for the Funds:

					Institutional
Fund	Class A	Class C	Class Y	Class S	Class
Core Bond Fund	0.83%	1.58%	0.58%	—	0.50%
High Yield Fund	0.99%	1.74%	0.74%	—	0.59%
Institutional Money Market Fund	—	—	—	—	0.20%
Money Market Fund	0.85%	—	—	0.90%	—

These expense limitations will remain in effect for all funds except the Core Bond Fund until at least January 29, 2014. The fee waivers and expense reimbursements for the Core Bond Fund will remain in effect until at least April 16, 2014.

For the Institutional Money Market Fund and Money Market Fund, in addition to the above expense caps, the Advisor and/or Distributor have voluntarily agreed to temporarily waive all or a portion of their fees, to the extent necessary to maintain each Fund’s yield. There is no guarantee that the Advisor and/or Distributor will continue to waive such fees in the future.

During the year ended September 30, 2013, the Advisoror affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds as follows:

	Investment		Other Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed
Core Bond Fund	$156,662	$255,827	$95,549
High Yield Fund	—	511,156	10,246
Institutional Money Market Fund	188,757	867,026	4,345
Money Market Fund	—	—	2,198,426

Effective January 27, 2012, under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

As of September 30, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

	Expiration	Expiration
	September	September
Fund	30, 2015	30, 2016
Core Bond Fund	$257,785	$446,744
High Yield Fund	275,993	517,767
Institutional Money Market Fund	609,364	1,055,783
Money Market Fund	—	12,642

The Advisor did not recoup any amount it previously waived or reimbursed during the year ended September 30, 2013.

56

Notes to Financial Statements (Continued)

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excludingTouchstone Institutional Money Market Fund,Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets. For the Institutional Money Market Fund, the Advisor receives an annual fee of 0.20% of the Fund’s average daily net assets up to and including $100 million; and 0.16% of all such assets in excess of $100 million.

The Advisor engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING ARANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. The Fund currently limits the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class S plan, each Fund offering Class S shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Fund currently limits the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed during the year ended September 30, 2013:

Fund	Amount
Core Bond Fund	$4,914
High Yield Fund	38,141

57

Notes to Financial Statements (Continued)

In addition, the Underwriter collected CDSC on the redemption of Class A shares of the Money Market Fund of $879 and collected CDSC on the redemption of Class C shares of the Funds listed below during the year ended September 30, 2013:

Fund	Amount
Core Bond Fund	$1,398
High Yield Fund	5,717

AFFILIATED INVESTMENTS

The Core Bond Fund and High Yield Fund may each invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the year ended September 30, 2013, is as follows:

	Share Activity
	Balance			Balance		Value
	09/30/12	Purchases	Sales	09/30/13	Dividends	09/30/13
Core Bond Fund	8,353,437	157,232,336	(163,479,190)	2,106,583	$2,173	$2,106,583
High Yield Fund	10,005,457	153,021,238	(163,026,690)	5	2,829	$5

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Funds’ policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2013 and 2012 was as follows:

	Core Bond Fund		High Yield Fund
	2013	2012	2013	2012
From ordinary income	$7,202,089	$2,631,284	$21,049,469	$16,002,391

	Institutional Money Market Fund		Money Markey Fund
	2013	2012	2013	2012
From ordinary income	$324,129	$607,253	$24,898	$27,526

58

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of September 30, 2013:

			Institutional
	Core Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$110,272,898	$327,038,090	$554,452,699	$285,869,864
Gross unrealized appreciation	3,890,516	8,154,205	—	—
Gross unrealized depreciation	(2,237,050)	(5,936,602)	(461)	(102)
Net unrealized appreciation (depreciation)	1,653,466	2,217,603	(461)	(102)
Accumulated capital and other losses	(75,595,865)	(986,479)	(36,413)	(2,692)
Undistributed ordinary income	114,262	130,532	256	—
Qualified Late-Year losses	(998,340)	—	—	—
Other temporary differences	—	—	—	(7)
Accumulated earnings (deficit)	$(74,826,477)	$1,361,656	$(36,618)	$(2,801)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of September 30, 2013, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Short Term Expiring On					No Exp Short	No Exp Long
Fund	2014	2015	2016	2017	2018	Term*	Term*	Total
Core Bond Fund	$1,172,463	$28,880,095	$37,115,347	$8,427,960	$—	$—	$—	$75,595,865
High Yield Fund	—	—	—	—	986,479	—	—	986,479
Institutional Money Market
Fund	—	—	31,587	—	—	4,826	—	36,413
Money Market Fund	—	—	—	—	—	2,692	—	2,692

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds' fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future year to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended September 30, 2013, the following Funds utilized capital loss carryforwards:

Fund	Amount
Core Bond Fund	$ 1,370,640
High Yield Fund	5,801,920

The Core Bond Fund had $3,522,647 of capital losses expire unutilized during the period ended September 30, 2013.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated

59

Notes to Financial Statements (Continued)

as occurring on the first day of the following fiscal year. For the year ended September 30, 2013, the Funds elected to defer the following losses:

	Realized	Realized
	Short-Term	Long-Term
	Capital	Capital	Ordinary
Fund	Losses	Losses	Losses
Core Bond Fund	$998,340	$—	$—

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2010 through 2013) and have concluded that no provision for income tax is required in their financial statements.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or NAV per share of the Funds and are designed to present the Funds’ capital accounts on a tax basis. The following reclassifications, which are primarily attributed to the tax treatment of paydown gains/losses on mortgage backed securities and defaulted debt instruments, reclassification of distributions, expiration of prior year capital loss carryovers and carryovers of temporary differences due to mergers have been made to the following Funds for the year ended September 30, 2013:

		Accumulated	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income(Loss)	Gains(Losses)
Core Bond Fund	$(3,537,290)	$765,737	$2,771,553
High Yield Fund	—	74,158	(74,158)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

8. Risks Associated with Interest Rate

As interest rates rise, the value of fixed-income securities the Funds own will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed-income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal.

60

Notes to Financial Statements (Continued)

9. Fund Mergers

On February 10, 2012, the shareholders of the Old Mutual Dwight Intermediate Fixed Income Fund (the “Old Mutual Acquired Fund”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Old Mutual Acquired Fund to the Touchstone Core Bond Fund. The merger took place on April 16, 2012.

The following is a summary of shares outstanding, net assets, net asset value per share, and unrealized appreciation immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
	Old Mutual
	Dwight
	Intermediate		Touchstone	Touchstone
	Fixed Income		Core Bond	Core Bond
	Fund		Fund	Fund
Class A
Shares	2,386,751	(A)	4,632,722	7,019,473
Net Assets	$25,516,200		$49,527,408	$75,043,608
Net Asset Value	$10.69	(A)	$10.69	$10.69
Class C
Shares	922,659	(B)	935,255	1,857,914
Net Assets	$9,247,018		$9,373,176	$18,620,194
Net Asset Value	$10.02	(B)	$10.02	$10.02
Class Y *
Shares	2,234,364	(C)	—	2,234,364
Net Assets	$23,887,161		$—	$23,887,161
Net Asset Value	$10.69	(C)	$—	$10.69
Institutional Class
Shares	976,206	(D)	—	976,206
Net Assets	$10,436,404		$—	$10,436,404
Net Asset Value	$10.69	(D)	$—	$10.69
Total Fund
Shares Outstanding	6,995,946		5,567,977	12,087,957
Net Assets	$69,086,783		$58,900,584	$127,987,367
Unrealized Appreciation (Depreciation)	$1,374,502		$720,637	$2,095,139

(A)Reflects a 0.9239:1 stock split which occurred on the date of reorganization, April 16, 2012.

(B)Reflects a 0.9849:1 stock split which occurred on the date of reorganization, April 16, 2012.

(C)Reflects a 0.9234:1 stock split which occurred on the date of reorganization, April 16, 2012.

(D)Reflects a 0.9244:1 stock split which occurred on the date of reorganization, April 16, 2012.

*The Old Mutual Acquired Fund had Class Z shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the Touchstone Core Bond Fund.

61

Notes to Financial Statements (Continued)

At a meeting held on March 13, 2012, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Fifth Third Total Return Bond Fund and the Fifth Third High Yield Bond Fund (each a “Fifth Third Acquired Fund”), each a series of Fifth Third Funds (“Fifth Third”), to the Touchstone Core Bond Fund and the Touchstone High Yield Fund, respectively. The mergers took place on September 10, 2012.

The following is a summary of shares outstanding, net assets, net asset value per share, and unrealized appreciation immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
	Fifth Third		Touchstone	Touchstone
	Total Return		Core Bond	Core Bond
	Bond Fund		Fund	Fund
Class A *
Shares	1,263,157	(A)	6,079,958	7,343,115
Net Assets	$13,733,139		$66,101,811	$79,834,950
Net Asset Value	$10.87	(A)	$10.87	$10.87
Class C
Shares	58,702	(B)	1,875,479	1,934,181
Net Assets	$597,688		$19,095,486	$19,693,174
Net Asset Value	$10.18	(B)	$10.18	$10.18
Class Y *
Shares	13,626,089	(C)	1,348,553	14,974,642
Net Assets	$148,066,840		$14,653,908	$162,720,748
Net Asset Value	$10.87	(C)	$10.87	$10.87
Institutional Class
Shares	—		339,573	339,573
Net Assets	$—		$3,689,656	$3,689,656
Net Asset Value	$—		$10.87	$10.87
Fund Total
Shares Outstanding	16,960,896		9,643,563	24,591,511
Net Assets	$162,397,667		$103,540,861	$265,938,528
Unrealized Appreciation (Depreciation)	$6,305,826		$3,994,831	$10,300,657

(A)Reflects a 0.8803:1 stock split on Class A shares and a 0.8811:1 stock split on Class B shares which occurred on the date of reorganization, September 10, 2012.

(B)Reflects a 0.9415:1 stock split which occurred on the date of reorganization, September 10, 2012.

(C)Reflects a 0.8812:1 stock split which occurred on the date of reorganization, September 10, 2012.

				After
	Before Reorganization			Reorganization
	Fifth Third		Touchstone	Touchstone
	High Yield		High Yield	High Yield
	Bond Fund		Fund	Fund
Class A *
Shares	432,854	(A)	13,799,625	14,232,479
Net Assets	$3,842,441		$122,499,176	$126,341,617
Net Asset Value	$8.88	(A)	$8.88	$8.88
Class C
Shares	337,359	(B)	4,396,280	4,753,639
Net Assets	$2,989,128		$38,952,714	$41,941,842
Net Asset Value	$8.86	(B)	$8.86	$8.86
Class Y *
Shares	10,301,951	(C)	11,100,657	21,402,608
Net Assets	$93,468,536		$100,714,946	$194,183,482
Net Asset Value	$9.07	(C)	$9.07	$9.07

62

Notes to Financial Statements (Continued)

			After
	Before Reorganization		Reorganization
	Fifth Third	Touchstone	Touchstone
	High Yield	High Yield	High Yield
	Bond Fund	Fund	Fund
Institutional Class
Shares	—	1,152,389	1,152,389
Net Assets	$—	$10,449,263	$10,449,263
Net Asset Value	$—	$9.07	$9.07
Fund Total
Shares Outstanding	9,889,476	30,448,951	41,521,115
Net Assets	$100,300,105	$272,616,099	$372,916,204
Unrealized Appreciation (Depreciation)	$3,225,003	$6,898,456	$10,123,459

(A)Reflects a 1.1402:1 reverse stock split on Class A shares and a 1.1411:1 reverse stock split on Class B shares which occurred on the date of reorganization, September 10, 2012.

(B)Reflects a 1.1420:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

(C)Reflects a 1.1180:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

*The Fifth Third Acquired Funds had Class B shares and Institutional Class shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares and Class Y shares, respectively, of the Core Bond and High Yield Funds.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

63

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Touchstone Investment Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Investment Trust (comprising, respectively, the Touchstone Core Bond, Touchstone High Yield, Touchstone Institutional Money Market, and Touchstone Money Market Funds) (the “Funds”) as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Touchstone Investment Trust at September 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

November 22, 2013

64

Other Items (Unaudited)

Qualified Dividend Income

Under the Jobs and Growth Tax relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2013 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for 1099s.

Core Bond Fund	2.90%
High Yield Fund	0.24%

Dividend Received Deduction

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended September 30, 2013 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage for 1099s.

Core Bond Fund	2.65%
High Yield Fund	0.27%

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

65

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2013 through September 30, 2013.

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended September 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2013	2013	2013	2013*
Touchstone Core Bond
Fund
Class A	Actual	0.83%	$1,000.00	$987.30	$4.13
Class A	Hypothetical	0.83%	$1,000.00	$1,020.91	$4.20

Class C	Actual	1.58%	$1,000.00	$982.70	$7.85
Class C	Hypothetical	1.58%	$1,000.00	$1,017.15	$7.98

Class Y	Actual	0.58%	$1,000.00	$987.70	$2.89
Class Y	Hypothetical	0.58%	$1,000.00	$1,022.16	$2.94

Institutional Class	Actual	0.50%	$1,000.00	$988.10	$2.49
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.56	$2.54

66

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2013	2013	2013	2013*
Touchstone High Yield
Fund
Class A	Actual	1.01%	$1,000.00	$993.80	$5.05
Class A	Hypothetical	1.01%	$1,000.00	$1,020.00	$5.11

Class C	Actual	1.75%	$1,000.00	$991.20	$8.74
Class C	Hypothetical	1.75%	$1,000.00	$1,016.29	$8.85

Class Y	Actual	0.75%	$1,000.00	$995.30	$3.75
Class Y	Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80

Institutional Class	Actual	0.59%	$1,000.00	$996.10	$2.95
Institutional Class	Hypothetical	0.59%	$1,000.00	$1,022.11	$2.99
Touchstone Institutional
Money Market Fund
Institutional Class	Actual	0.20%	$1,000.00	$1,000.20	$1.00
Institutional Class	Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01
Touchstone Money
Market Fund
Class A	Actual	0.22%	$1,000.00	$1,000.10	$1.10
Class A	Hypothetical	0.22%	$1,000.00	$1,023.97	$1.12

Class S	Actual	0.22%	$1,000.00	$1,000.10	$1.10
Class S	Hypothetical	0.22%	$1,000.00	$1,023.97	$1.12

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

67

Management of the Trust (Unaudited)

Listed below is basic information regarding the Trustees and principal officers of the Trust. TheTrust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

Interested Trustees1:

Number
of Funds
Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[3]	Held During the Past 5 Years[4]
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, OH 45202 Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President and CEO of IFS Financial Services, Inc. (a holding company) from 1999 to the present.	49	Director of LaRosa’s, Inc. (a restaurant chain) from 1999 to the present, IFS Financial Services, Inc. (a holding company) from 1999 to the present, Integrity and National Integrity Life Insurance Co. from 2005 to the present, Touchstone Securities (the Trust’s distributor) from 1999 to the present, Touchstone Advisors (the Trust’s investment advisor and administrator) from 1999 to the present, W&S Brokerage Services (a brokerage company) from 1999 to the present and W&S Financial Group Distributors (a distribution company) from 1999 to the present.
Independent Trustees
Phillip R. Cox	Trustee	Until retirement	President and Chief Executive	49	Director of Cincinnati Bell (a
c/o Touchstone Advisors, Inc.		at age 75 or until	Officer of Cox Financial Corp. (a		communications company) from
303 Broadway		he resigns or is	financial services company) from		1994 to the present, Bethesda Inc. (a
Suite 1100		removed	1971 to the present.		hospital) from 2005 to the present,
Cincinnati, OH 45202		Trustee since			Timken Co. (a manufacturing
Year of Birth: 1947		1999			company) from 2004 to the present,
Diebold, Inc. (a technology solutions
company) from 2004 to the present,
and Duke Energy (energy holding
company) from 1994 until 2008.

William C. Gale	Trustee	Until retirement	Senior Vice President (from 2003 to	49	None.
c/o Touchstone Advisors, Inc.		at age 75 or until	the present) and Chief Financial
303 Broadway		he resigns or is	Officer (from 1995 to the present) of
Suite 1100		removed	Cintas Corporation (a business
Cincinnati, OH 45202		Trustee since	services company).
Year of Birth: 1952		2013

Susan J. Hickenlooper, CFA	Trustee	Until retirement	Financial Analyst for Impact 100	49	Trustee of Gateway Trust (a mutual
c/o Touchstone Advisors, Inc.		at age 75 or until	(Charitable Organization) from		fund) from 2006-2009, Cincinnati
303 Broadway		she resigns or is	2012 to present.		Parks Foundation (a charitable
Suite 1100		removed			organization) from 2000 to present
Cincinnati, OH 45202		Trustee since			and Trustee of Episcopal Retirement
Year of Birth: 1946		2009			Homes Foundation from 1998-2011.

68

Management of the Trust (Unaudited) (Continued)

Independent Current Trustees/Independent Nominees (Continued):

Number
of Funds
Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[3]	Held During the Past 5 Years[4]
H. Jerome Lerner	Trustee	Until retirement	None.	49	Director of BASCO Shower
c/o Touchstone Advisors, Inc.		at age 75 or until			Enclosures (a design and
303 Broadway		he resigns or is			manufacturing company) from 2000
Suite 1100		removed			to the present and Hebrew Union
Cincinnati, OH 45202		Trustee since			College - Jewish Institute of
Year of Birth: 1938		1989			Religion from 1990 to the present.

Kevin A. Robie	Trustee	Until retirement	Vice President of Portfolio	49	Director of Buckeye EcoCare, Inc.
c/o Touchstone Advisors, Inc.		at age 75 or until	Management at Soin International		(a lawn care company) from 2013 to
303 Broadway		he resigns or is	LLC (a multinational holding		the present, Trustee of Dayton Region
Suite 1100		removed	company) from 2004 to the present.		New Market Fund, LLC (a private
Cincinnati, OH 45202		Trustee since			fund) from 2010 to present, Trustee
Year of Birth: 1956		2013			of the Entrepreneurs Center, Inc. (a
small business incubator) from 2006
to the present and Director of
Interventional Imaging, Inc. (a medical device company) from 2004 to 2011.
Donald C. Siekmann	Trustee	Until retirement	Executive for Duro Bag	49	Trustee of Riverfront Mutual Funds
c/o Touchstone Advisors, Inc.		at age 75 or until	Manufacturing Co. (a bag		(until 2008).
303 Broadway		he resigns or is	manufacturer) from 2002 to 2008.
Cincinnati, OH		removed
Year of Birth: 1938		Trustee since
2005
Edward J. VonderBrink	Trustee	Until retirement	Consultant, VonderBrink Consulting	49	Director of Streamline Health
c/o Touchstone Advisors, Inc.		at age 75 or until	LLC from 2000 to the present.		Solutions, Inc. (healthcare IT) from
303 Broadway		he resigns or is			2006 to the present, BASCO shower
Suite 1100		removed			Enclosures (a design and
Cincinnati, OH 45202		Trustee since			manufacturing company) from 2010
Year of Birth: 1944		2013			to the present, Mercy Health
Foundation from 2008 to the present
and Pelican Sound Golf and River
Club from 2012 to the present.

[1]	Ms. McGruder, as a director of the Advisor and the Trust's Distributor, and an officer of affiliates of the Advisor and the Trust's Distributor, is an “interested person“ of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

[2]	Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

[3]	The Touchstone Fund Complex consists of 4 series of the Trust, 3 series of Touchstone Tax-Free Trust, 1 series of Touchstone Institutional Funds Trust, 12 series of Touchstone Funds Group Trust, 18 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

[4]	Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

69

Management of the Trust (Unaudited) (Continued)

Principal Officers:

Name	Position(s)	Term of Office And
Address	Held with	Length of	Principal Occupation(s)
Age	Trust[3]	Time Served	During the Past 5 Years
Jill T. McGruder[1]	President	Until resignation, removal or disqualification	See biography above.
Year of Birth: 1955	and Trustee	President since 2006

Steven M. Graziano[1]	Vice	Until resignation, removal or disqualification	President of Touchstone Advisors, Inc.; Executive Vice
Year of Birth: 1954	President	Vice President since 2009	President of Pioneer Investment Management, Head of
Retail Distribution and Strategic Marketing 2007- 2008.
Timothy D. Paulin[1]	Vice	Until resignation, removal or disqualification	Senior Vice President of Investment Research and
Year of Birth: 1963	President	Vice President since 2010	Product Management of Touchstone Advisors, Inc.;
Director of Product Design of Klein Decisions, Inc.
2003-2010.
Timothy S. Stearns[1]	Chief	Until resignation, removal or disqualification	Senior Vice President and Chief Compliance and
Year of Birth: 1963	Compliance	Chief Compliance Officer since September	Ethics Officer of Envestnet Asset Management, Inc.
	Officer	2013	(2009 to 2013) and Chief Compliance Officer,
Americas of Franklin Templeton Investments (1997 to
2009).
Terrie A. Wiedenheft[1]	Controller	Until resignation, removal or disqualification	Senior Vice President, Chief Financial Officer and
Year of Birth: 1962	and	Controller and Treasurer since 2006	Chief Operations Officer of IFS Financial Services, Inc.
	Treasurer		(a holding company).
Elizabeth R. Freeman[2]	Secretary	Until resignation, removal or disqualification	Managing Director and Senior Counsel at BNY
Year of Birth: 1962		Secretary since 2011	Mellon Investment Servicing (US) Inc.

[1]	The address of Touchstone Advisors, Inc. is 303 Broadway, Suite 1100, Cincinnati, OH 45202.

[2]	The address of BNY Mellon Investment Servicing (US) Inc. is 201 Washington Street, Boston, MA 02108.

[3]	Each officer also holds the same office with Touchstone Tax Free-Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Funds Group Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

70

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Annual Report.

71

Go paperless, sign up today at:

www.touchstoneinvestments.com/home

Touchstone Investments

Distributor

Touchstone Securities, Inc.*
303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-55-TINT-AR-1310

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Donald Siekmann and Mr. William Gale are the registrant’s audit committee financial experts and are independent trustees within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	Audit fees for Touchstone Investment Trust totaled $56,400 and $56,400 in fiscal 2013 and fiscal 2012, respectively, including fees associated with the annual audits and filings of Form N1A and Form N-SAR. Additionally, fees totaled $18,000 associated with additional filings of Form N-14 in fiscal 2012.

Audit-Related Fees

(b)	There were no audit-related fees for the 2013 and 2012 fiscal years.

Tax Fees

(c)	The aggregate fees for tax compliance services totaled $17,200 and $17,200 in fiscal 2013 and 2012, respectively.

Fees for both 2013 and 2013 relate to the preparation of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)	There were no fees for all other services in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for 2013 and 2012.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee.  The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $17,200 and $17,200 for 2013 and 2012, respectively.

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date: December 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date: December 2, 2013

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date: December 2, 2013

* Print the name and title of each signing officer under his or her signature.